UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-4019

Exact Name of Registrant as Specified in Charter:  USAA INVESTMENT TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 28, 2006



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA CORNERSTONE STRATEGY FUND - THIRD QUARTER REPORT - PERIOD ENDED FEBRUARY 28, 2006



[LOGO OF USAA]
    USAA(R)

                              USAA CORNERSTONE
                                    STRATEGY Fund

                                     [GRAPHIC OF USAA CORNERSTONE STRATEGY FUND]

                      3rd Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    FEBRUARY 28, 2006

                                                                      (Form N-Q)

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2006 (UNAUDITED)

                                                                                                                      MARKET
    NUMBER                                                                                                             VALUE
 OF SHARES         SECURITY                                                                                            (000)
----------------------------------------------------------------------------------------------------------------------------
                   U.S. EQUITIES (28.5%)

                   U.S. COMMON STOCKS (27.9%)

                   AEROSPACE & DEFENSE (1.2%)
    56,200         Boeing Co.                                                                                     $    4,085
    77,900         Lockheed Martin Corp.                                                                               5,677
    40,600         Precision Castparts Corp.                                                                           2,154
    69,500         Raytheon Co.                                                                                        3,016
    93,200         United Technologies Corp.                                                                           5,452
                                                                                                                  ----------
                                                                                                                      20,384
                                                                                                                  ----------
                   AGRICULTURAL PRODUCTS (0.0%)(q)
    15,500         Archer-Daniels-Midland Co.                                                                            492
                                                                                                                  ----------
                   AIRLINES (0.0%)(q)
    33,000         Southwest Airlines Co.                                                                                553
                                                                                                                  ----------
                   APPAREL & ACCESSORIES & LUXURY GOODS (0.0%)(q)
    11,300         Polo Ralph Lauren Corp.                                                                               655
                                                                                                                  ----------
                   APPAREL RETAIL (0.5%)
    53,000         Abercrombie & Fitch Co. "A"                                                                         3,568
    31,800         Christopher & Banks Corp.                                                                             697
    45,850         Jos. A. Bank Clothiers, Inc.(h)*                                                                    2,045
    58,700         Pacific Sunwear of California, Inc.*                                                                1,398
                                                                                                                  ----------
                                                                                                                       7,708
                                                                                                                  ----------
                   APPLICATION SOFTWARE (0.4%)
   100,100         Adobe Systems, Inc.                                                                                 3,866
    30,400         Autodesk, Inc.                                                                                      1,145
    21,100         Intuit, Inc.*                                                                                       1,025
                                                                                                                  ----------
                                                                                                                       6,036
                                                                                                                  ----------
                   ASSET MANAGEMENT & CUSTODY BANKS (0.6%)
     8,900         Affiliated Managers Group, Inc.*                                                                      876
    87,400         Nuveen Investments, Inc. "A"                                                                        4,210
    92,600         State Street Corp.                                                                                  5,786
                                                                                                                  ----------
                                                                                                                      10,872
                                                                                                                  ----------
                   AUTO PARTS & EQUIPMENT (0.1%)
    26,000         Johnson Controls, Inc.                                                                              1,853
                                                                                                                  ----------
                   AUTOMOTIVE RETAIL (0.1%)
    43,500         O'Reilly Automotive, Inc.*                                                                          1,423
                                                                                                                  ----------
                   BIOTECHNOLOGY (0.9%)
    89,900         Amgen, Inc.*                                                                                        6,787
   104,000         Applera Corp. - Applied Biosystems Group                                                            2,940
    20,500         Charles River Laboratories International, Inc.*                                                       991
    45,100         Genzyme Corp.*                                                                                      3,127
    12,800         Invitrogen Corp.*                                                                                     908
    14,800         Medarex, Inc.*                                                                                        218
    22,000         MedImmune, Inc.*                                                                                      803
                                                                                                                  ----------
                                                                                                                      15,774
                                                                                                                  ----------
                   BROADCASTING & CABLE TV (0.2%)
   146,850         CBS Corp. "B"                                                                                       3,592
    16,700         DIRECTV Group, Inc.*                                                                                  263
                                                                                                                  ----------
                                                                                                                       3,855
                                                                                                                  ----------

2

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2006 (UNAUDITED)

                                                                                                                      MARKET
    NUMBER                                                                                                             VALUE
 OF SHARES         SECURITY                                                                                            (000)
----------------------------------------------------------------------------------------------------------------------------
                   CASINOS & GAMING (0.4%)
   112,800         Penn National Gaming, Inc.*                                                                    $    3,912
    79,000         Shuffle Master, Inc.*                                                                               2,064
                                                                                                                  ----------
                                                                                                                       5,976
                                                                                                                  ----------
                   CATALOG RETAIL (0.1%)
    43,950         Coldwater Creek, Inc.*                                                                                988
                                                                                                                  ----------
                   COMMUNICATIONS EQUIPMENT (1.0%)
    32,400         ADTRAN, Inc.                                                                                          892
   224,600         Cisco Systems, Inc.*                                                                                4,546
   264,800         Corning, Inc.*                                                                                      6,464
    28,000         Harris Corp.                                                                                        1,279
    76,400         Motorola, Inc.                                                                                      1,635
    31,100         QUALCOMM, Inc.                                                                                      1,468
                                                                                                                  ----------
                                                                                                                      16,284
                                                                                                                  ----------
                   COMPUTER HARDWARE (0.2%)
    28,600         Avid Technology, Inc.*                                                                              1,340
    86,400         Dell, Inc.*                                                                                         2,505
                                                                                                                  ----------
                                                                                                                       3,845
                                                                                                                  ----------
                   COMPUTER STORAGE & PERIPHERALS (0.5%)
   283,800         EMC Corp.*                                                                                          3,979
    44,000         QLogic Corp.*                                                                                       1,810
    63,500         Seagate Technology*                                                                                 1,687
    51,100         Western Digital Corp.*                                                                              1,137
                                                                                                                  ----------
                                                                                                                       8,613
                                                                                                                  ----------
                   CONSTRUCTION & ENGINEERING (0.0%)(q)
     3,300         Fluor Corp.                                                                                           285
                                                                                                                  ----------
                   CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.3%)
    39,000         Caterpillar, Inc.                                                                                   2,850
    30,800         Oshkosh Truck Corp.                                                                                 1,747
                                                                                                                  ----------
                                                                                                                       4,597
                                                                                                                  ----------
                   CONSTRUCTION MATERIALS (0.1%)
    15,100         Martin Marietta Materials, Inc.                                                                     1,472
     7,400         Vulcan Materials Co.                                                                                  585
                                                                                                                  ----------
                                                                                                                       2,057
                                                                                                                  ----------
                   CONSUMER FINANCE (0.2%)
    70,200         Doral Financial Corp.                                                                                 783
    47,700         First Marblehead Corp.(h)                                                                           1,726
                                                                                                                  ----------
                                                                                                                       2,509
                                                                                                                  ----------
                   DATA PROCESSING & OUTSOURCED SERVICES (0.6%)
    59,700         Alliance Data Systems Corp.*                                                                        2,583
    16,900         Computer Sciences Corp.*                                                                              918
    13,900         DST Systems, Inc.*                                                                                    781
    77,600         Electronic Data Systems Corp.                                                                       2,072
    87,900         First Data Corp.                                                                                    3,967
                                                                                                                  ----------
                                                                                                                      10,321
                                                                                                                  ----------
                   DEPARTMENT STORES (0.5%)
    69,200         Federated Department Stores, Inc.                                                                   4,916
    46,000         J.C. Penney Co., Inc.                                                                               2,697
                                                                                                                  ----------
                                                                                                                       7,613
                                                                                                                  ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2006 (UNAUDITED)

                                                                                                                      MARKET
    NUMBER                                                                                                             VALUE
 OF SHARES         SECURITY                                                                                            (000)
----------------------------------------------------------------------------------------------------------------------------
                   DISTILLERS & VINTNERS (0.0%)(q)
     7,900         Constellation Brands, Inc. "A"*                                                                $      208
                                                                                                                  ----------
                   DIVERSIFIED BANKS (0.6%)
   224,100         Bank of America Corp.                                                                              10,275
                                                                                                                  ----------
                   DIVERSIFIED METALS & MINING (0.1%)
     8,600         Phelps Dodge Corp.                                                                                  1,187
                                                                                                                  ----------
                   EDUCATIONAL SERVICES (0.2%)
    69,900         Career Education Corp.*                                                                             2,296
    24,500         ITT Educational Services, Inc.*                                                                     1,519
                                                                                                                  ----------
                                                                                                                       3,815
                                                                                                                  ----------
                   ELECTRIC UTILITIES (0.2%)
    36,200         Edison International                                                                                1,606
    36,600         FirstEnergy Corp.                                                                                   1,869
                                                                                                                  ----------
                                                                                                                       3,475
                                                                                                                  ----------
                   ELECTRONIC EQUIPMENT MANUFACTURERS (0.1%)
    38,600         Amphenol Corp. "A", Class A                                                                         1,939
                                                                                                                  ----------
                   ELECTRONIC MANUFACTURING SERVICES (0.2%)
    51,700         Jabil Circuit, Inc.*                                                                                1,957
   164,600         Sanmina-SCI Corp.*                                                                                    635
                                                                                                                  ----------
                                                                                                                       2,592
                                                                                                                  ----------
                   ENVIRONMENTAL & FACILITIES SERVICES (0.3%)
   144,700         Waste Management, Inc.                                                                              4,813
                                                                                                                  ----------
                   FOOD RETAIL (0.3%)
   143,500         Kroger Co.*                                                                                         2,876
    80,200         SUPERVALU, Inc.                                                                                     2,534
                                                                                                                  ----------
                                                                                                                       5,410
                                                                                                                  ----------
                   FOOTWEAR (0.0%)(q)
     6,100         Nike, Inc. "B"                                                                                        529
                                                                                                                  ----------
                   GAS UTILITIES (0.0%)(q)
     7,200         Energen Corp.                                                                                         257
     2,700         Questar Corp.                                                                                         198
                                                                                                                  ----------
                                                                                                                         455
                                                                                                                  ----------
                   HEALTH CARE DISTRIBUTORS (0.1%)
    30,600         Patterson Co., Inc.*                                                                                1,103
                                                                                                                  ----------
                   HEALTH CARE EQUIPMENT (1.2%)
    44,100         Biomet, Inc.                                                                                        1,605
    21,500         Diagnostic Products Corp.                                                                             992
    86,400         Fisher Scientific International, Inc.(h)*                                                           5,889
    51,100         Kinetic Concepts, Inc.*                                                                             1,896
   148,900         Medtronic, Inc.                                                                                     8,033
     9,900         Respironics, Inc.*                                                                                    360
    18,300         Waters Corp.*                                                                                         782
                                                                                                                  ----------
                                                                                                                      19,557
                                                                                                                  ----------
                   HEALTH CARE FACILITIES (0.0%)(q)
    12,200         Community Health Systems, Inc.*                                                                       463
                                                                                                                  ----------

4

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2006 (UNAUDITED)

                                                                                                                      MARKET
    NUMBER                                                                                                             VALUE
 OF SHARES         SECURITY                                                                                            (000)
----------------------------------------------------------------------------------------------------------------------------
                   HEALTH CARE SERVICES (0.2%)
    47,800         Amedisys, Inc.(h)*                                                                             $    1,538
    35,000         Omnicare, Inc.                                                                                      2,130
                                                                                                                  ----------
                                                                                                                       3,668
                                                                                                                  ----------
                   HEALTH CARE SUPPLIES (0.2%)
     7,400         Bausch & Lomb, Inc.                                                                                   512
    31,600         Cooper Companies, Inc.                                                                              1,658
    13,900         Millipore Corp.*                                                                                      964
                                                                                                                  ----------
                                                                                                                       3,134
                                                                                                                  ----------
                   HOME IMPROVEMENT RETAIL (0.3%)
    66,200         Lowe's Companies, Inc.                                                                              4,514
                                                                                                                  ----------
                   HOMEBUILDING (0.4%)
   103,033         D.R. Horton, Inc.                                                                                   3,514
    15,500         KB Home                                                                                             1,039
    30,100         Lennar Corp. "A"                                                                                    1,802
     1,500         NVR, Inc.*                                                                                          1,130
                                                                                                                  ----------
                                                                                                                       7,485
                                                                                                                  ----------
                   HOTELS, RESORTS, & CRUISE LINES (0.1%)
    56,500         Hilton Hotels Corp.                                                                                 1,367
                                                                                                                  ----------
                   HOUSEHOLD PRODUCTS (0.7%)
   195,200         Procter & Gamble Co.                                                                               11,698
                                                                                                                  ----------
                   HUMAN RESOURCE & EMPLOYMENT SERVICES (0.1%)
    14,900         Manpower Inc.                                                                                         799
                                                                                                                  ----------
                   INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
    50,400         TXU Corp.                                                                                           2,641
                                                                                                                  ----------
                   INDUSTRIAL CONGLOMERATES (0.8%)
   246,900         General Electric Co.                                                                                8,115
    67,400         Textron, Inc.                                                                                       5,939
                                                                                                                  ----------
                                                                                                                      14,054
                                                                                                                  ----------
                   INSURANCE BROKERS (0.0%)(q)
     3,900         National Financial Partners Corp.                                                                     230
                                                                                                                  ----------
                   INTEGRATED OIL & GAS (1.2%)
    31,500         Chevron Corp.                                                                                       1,779
   121,900         ConocoPhillips                                                                                      7,431
   138,400         Exxon Mobil Corp.                                                                                   8,217
    20,600         Marathon Oil Corp.                                                                                  1,454
    23,700         Occidental Petroleum Corp.                                                                          2,170
                                                                                                                  ----------
                                                                                                                      21,051
                                                                                                                  ----------
                   INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
     6,300         AT&T Inc.                                                                                             174
    43,200         Verizon Communications, Inc.                                                                        1,456
                                                                                                                  ----------
                                                                                                                       1,630
                                                                                                                  ----------
                   INTERNET SOFTWARE & SERVICES (0.4%)
     9,800         Google, Inc. "A"*                                                                                   3,554
   110,700         Yahoo!, Inc.*                                                                                       3,549
                                                                                                                  ----------
                                                                                                                       7,103
                                                                                                                  ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2006 (UNAUDITED)

                                                                                                                      MARKET
    NUMBER                                                                                                             VALUE
 OF SHARES         SECURITY                                                                                            (000)
----------------------------------------------------------------------------------------------------------------------------
                   INVESTMENT BANKING & BROKERAGE (0.8%)
     7,300         A.G. Edwards, Inc.                                                                             $      326
   243,800         E*TRADE Financial Corp.*                                                                            6,236
     5,000         Investment Technology Group, Inc.*                                                                    227
    77,700         Merrill Lynch & Co., Inc.                                                                           5,999
     1,400         Morgan Stanley                                                                                         84
     7,300         Wilmington Trust Corp.                                                                                313
                                                                                                                  ----------
                                                                                                                      13,185
                                                                                                                  ----------
                   IT CONSULTING & OTHER SERVICES (0.0%)(q)
    13,900         MPS Group Inc.*                                                                                       210
                                                                                                                  ----------
                   LIFE & HEALTH INSURANCE (0.1%)
    34,800         MetLife, Inc.                                                                                       1,744
                                                                                                                  ----------
                   MANAGED HEALTH CARE (1.2%)
    38,400         Aetna, Inc.                                                                                         1,958
    60,500         Coventry Health Care, Inc.                                                                          3,607
    64,200         Health Net, Inc.*                                                                                   3,078
    22,200         Humana, Inc.*                                                                                       1,147
     6,900         Sierra Health Services, Inc.*                                                                         288
    12,980         UnitedHealth Group, Inc.                                                                              756
   119,500         WellPoint, Inc.*                                                                                    9,177
                                                                                                                  ----------
                                                                                                                      20,011
                                                                                                                  ----------
                   MOVIES & ENTERTAINMENT (0.6%)
   401,000         Time Warner, Inc.                                                                                   6,941
    60,150         Viacom Inc. "B"*                                                                                    2,404
                                                                                                                  ----------
                                                                                                                       9,345
                                                                                                                  ----------
                   MULTI-LINE INSURANCE (0.5%)
    64,400         American International Group, Inc.                                                                  4,274
    20,300         Hartford Financial Services Group, Inc.                                                             1,672
    29,000         Loews Corp.                                                                                         2,675
                                                                                                                  ----------
                                                                                                                       8,621
                                                                                                                  ----------
                   MULTI-UTILITIES (0.1%)
    23,400         Alliant Energy Corp.                                                                                  774
    32,900         PG&E Corp.                                                                                          1,252
    16,000         Vectren Corp.                                                                                         422
                                                                                                                  ----------
                                                                                                                       2,448
                                                                                                                  ----------
                   OIL & GAS DRILLING (0.3%)
    39,800         GlobalSantaFe Corp.                                                                                 2,203
     3,000         Nabors Industries, Inc.*                                                                              198
    71,700         Patterson-UTI Energy, Inc.                                                                          1,975
    15,200         Pride International, Inc.*                                                                            471
                                                                                                                  ----------
                                                                                                                       4,847
                                                                                                                  ----------
                   OIL & GAS EQUIPMENT & SERVICES (0.4%)
     7,800         Halliburton Co.                                                                                       530
    15,300         National-Oilwell Varco, Inc.*                                                                         931
    42,700         Schlumberger Ltd.                                                                                   4,911
     3,900         Tidewater, Inc.                                                                                       204
                                                                                                                  ----------
                                                                                                                       6,576
                                                                                                                  ----------
                   OIL & GAS EXPLORATION & PRODUCTION (0.9%)
    13,900         Anadarko Petroleum Corp.                                                                            1,378
    19,800         Apache Corp.                                                                                        1,325
     5,800         Burlington Resources, Inc.                                                                            523

6

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2006 (UNAUDITED)

                                                                                                                      MARKET
    NUMBER                                                                                                             VALUE
 OF SHARES         SECURITY                                                                                            (000)
----------------------------------------------------------------------------------------------------------------------------
    92,600         Chesapeake Energy Corp.                                                                        $    2,749
    26,300         Devon Energy Corp.                                                                                  1,542
   175,700         Noble Energy, Inc.                                                                                  7,387
                                                                                                                  ----------
                                                                                                                      14,904
                                                                                                                  ----------
                   OIL & GAS REFINING & MARKETING (0.1%)
    37,000         Valero Energy Corp.                                                                                 1,990
     5,400         Western Gas Resources Inc.                                                                            256
                                                                                                                  ----------
                                                                                                                       2,246
                                                                                                                  ----------
                   OTHER DIVERSIFIED FINANCIAL SERVICES (0.5%)
   169,943         Citigroup, Inc.                                                                                     7,880
                                                                                                                  ----------
                   PHARMACEUTICALS (1.0%)
   103,500         Abbott Laboratories                                                                                 4,573
    79,800         Eli Lilly and Co.                                                                                   4,438
     6,800         Endo Pharmaceuticals Holdings, Inc.*                                                                  214
   105,800         King Pharmaceuticals, Inc.*                                                                         1,719
    28,000         Mylan Laboratories, Inc.                                                                              644
   280,300         Schering-Plough Corp.                                                                               5,186
                                                                                                                  ----------
                                                                                                                      16,774
                                                                                                                  ----------
                   PROPERTY & CASUALTY INSURANCE (1.0%)
    99,100         ACE Ltd.                                                                                            5,523
     7,600         Ambac Financial Group, Inc.                                                                           571
    22,600         Chubb Corp.                                                                                         2,164
    43,700         Fidelity National Financial, Inc.                                                                   1,650
    23,800         First American Corp.                                                                                1,003
     7,300         Ohio Casualty Corp.                                                                                   224
       800         Philadelphia Consolidated Holding Corp.*                                                               86
    90,223         St. Paul Travelers Companies, Inc.                                                                  3,878
    30,700         W.R. Berkley Corp.                                                                                  1,777
                                                                                                                  ----------
                                                                                                                      16,876
                                                                                                                  ----------
                   RAILROADS (0.1%)
    37,600         CSX Corp.                                                                                           2,082
                                                                                                                  ----------
                   REAL ESTATE INVESTMENT TRUSTS (0.2%)
     7,200         Rayonier Inc.                                                                                         310
     7,800         Reckson Associates Realty Corp.                                                                       319
    41,000         Simon Property Group, Inc.                                                                          3,402
                                                                                                                  ----------
                                                                                                                       4,031
                                                                                                                  ----------
                   REAL ESTATE MANAGEMENT & DEVELOPMENT (0.1%)
     4,800         CB Richard Ellis Group, Inc. "A"*                                                                     329
    11,300         Jones Lang LaSalle, Inc.                                                                              765
                                                                                                                  ----------
                                                                                                                       1,094
                                                                                                                  ----------
                   REGIONAL BANKS (0.1%)
    20,700         Synovus Financial Corp.                                                                               587
     4,300         Westcorp Inc.                                                                                         309
                                                                                                                  ----------
                                                                                                                         896
                                                                                                                  ----------
                   RESTAURANTS (0.1%)
    17,100         Brinker International, Inc.                                                                           712
    33,500         Rare Hospitality International, Inc.*                                                               1,072
                                                                                                                  ----------
                                                                                                                       1,784
                                                                                                                  ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2006 (UNAUDITED)

                                                                                                                      MARKET
    NUMBER                                                                                                             VALUE
 OF SHARES         SECURITY                                                                                            (000)
----------------------------------------------------------------------------------------------------------------------------
                   SEMICONDUCTOR EQUIPMENT (0.3%)
    68,200         Freescale Semiconductor, Inc. "B"*                                                             $    1,844
    23,400         Lam Research Corp.*                                                                                 1,008
    17,500         MEMC Electronic Materials, Inc.*                                                                      586
    25,500         Varian Semiconductor Equipment Associates, Inc.*                                                    1,203
                                                                                                                  ----------
                                                                                                                       4,641
                                                                                                                  ----------
                   SEMICONDUCTORS (0.4%)
    16,000         Agere Systems Inc.*                                                                                   215
    84,700         Analog Devices, Inc.                                                                                3,230
    25,600         Intel Corp.                                                                                           527
    49,900         Microchip Technology, Inc.                                                                          1,757
    51,000         National Semiconductor Corp.                                                                        1,431
                                                                                                                  ----------
                                                                                                                       7,160
                                                                                                                  ----------
                   SOFT DRINKS (0.5%)
    60,300         Pepsi Bottling Group, Inc.                                                                          1,770
   108,000         PepsiCo, Inc.                                                                                       6,384
                                                                                                                  ----------
                                                                                                                       8,154
                                                                                                                  ----------
                   SPECIALTY STORES (0.2%)
   117,600         Michaels Stores, Inc.                                                                               3,775
                                                                                                                  ----------
                   STEEL (0.0%)(q)
     6,600         Nucor Corp.                                                                                           568
                                                                                                                  ----------

                   SYSTEMS SOFTWARE (0.7%)
   462,000         Microsoft Corp.                                                                                    12,428
                                                                                                                  ----------
                   TECHNOLOGY DISTRIBUTORS (0.1%)
    24,800         Arrow Electronics, Inc.*                                                                              863
    18,300         CDW Corp.                                                                                           1,040
                                                                                                                  ----------
                                                                                                                       1,903
                                                                                                                  ----------
                   THRIFTS & MORTGAGE FINANCE (0.4%)
    64,400         Golden West Financial Corp.(h)                                                                      4,574
    44,500         IndyMac Bancorp, Inc.                                                                               1,728
                                                                                                                  ----------
                                                                                                                       6,302
                                                                                                                  ----------
                   TIRES & RUBBER (0.0%)(q)
    35,000         Goodyear Tire & Rubber Co.*                                                                           502
                                                                                                                  ----------
                   TOBACCO (0.7%)
   111,800         Altria Group, Inc.                                                                                  8,038
    72,900         Loews Corp. - Carolina Group                                                                        3,462
                                                                                                                  ----------
                                                                                                                      11,500
                                                                                                                  ----------
                   TRADING COMPANIES & DISTRIBUTORS (0.1%)
    24,500         Fastenal Co.                                                                                        1,076
                                                                                                                  ----------
                   TRUCKING (0.1%)
    17,600         CNF, Inc.                                                                                             883
    31,600         YRC Worldwide, Inc.*                                                                                1,512
                                                                                                                  ----------
                                                                                                                       2,395
                                                                                                                  ----------
                   WIRELESS TELECOMMUNICATION SERVICES (0.4%)
   277,270         Sprint Nextel Corp.                                                                                 6,663
                                                                                                                  ----------
                   Total U.S. common stocks (cost: $395,927)                                                         470,509
                                                                                                                  ----------

8

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2006 (UNAUDITED)

                                                                                                                      MARKET
    NUMBER                                                                                                             VALUE
 OF SHARES         SECURITY                                                                                            (000)
----------------------------------------------------------------------------------------------------------------------------
                   U.S. PREFERRED SECURITIES (0.5%)

                   ELECTRIC UTILITIES (0.1%)
    10,000         Southern California Edison Co.,
                     Series A, 5.35%, perpetual                                                                   $    1,003
                                                                                                                  ----------
                   REAL ESTATE INVESTMENT TRUSTS (0.2%)
   120,000         Duke Realty Corp., Series M, 6.95%, perpetual                                                       3,038
    30,000         HRPT Properties Trust, Series C, 7.125%, perpetual                                                    752
                                                                                                                  ----------
                                                                                                                       3,790
                                                                                                                  ----------

 PRINCIPAL
    AMOUNT
     (000)
----------
                   REGIONAL BANKS (0.2%)
    $3,000         Farm Credit Bank of Texas, Series 1, 7.56%, perpetual(r)--                                          3,235
                                                                                                                  ----------
                   Total U.S. preferred securities (cost: $8,003)                                                      8,028
                                                                                                                  ----------

    NUMBER
 OF SHARES
----------
                   U.S. EXCHANGE-TRADED FUNDS (0.1%)

    15,100         MidCap SPDR Trust Series 1(h) (cost: $1,542)                                                        2,134
                                                                                                                  ----------
                   Total U.S. equities (cost: $405,472)                                                              480,671
                                                                                                                  ----------
                   PRECIOUS METALS AND MINERALS SECURITIES (0.8%)

    21,000         Aber Diamond Corp. (Canada)                                                                           793
    29,000         Barrick Gold Corp. (Canada)                                                                           794
   175,000         Eldorado Gold Corp. (Canada)*                                                                         750
    68,500         Freeport-McMoRan Copper & Gold, Inc. "B" (United States)                                            3,468
    16,700         Gold Fields Ltd. (South Africa)(r)                                                                    369
    34,000         Goldcorp, Inc. (Canada)                                                                               865
   160,000         Hecla Mining Co. (United States)*                                                                     797
    25,000         Lonmin, plc (United Kingdom)(r)                                                                       995
    33,000         Meridian Gold, Inc. (Canada)*                                                                         836
    43,000         Newcrest Mining Ltd. (Australia)(r)                                                                   677
    29,400         Newmont Mining Corp. (United States)                                                                1,556
    47,000         Randgold Resources Ltd. ADR (United Kingdom)*                                                         804
                                                                                                                  ----------
                   Total precious metals and minerals securities (cost: $12,877)                                      12,704
                                                                                                                  ----------
                   INTERNATIONAL STOCKS (28.1%)

                   ARGENTINA (0.0%)(q)
     4,000         Tenaris S.A. ADR (Oil & Gas Equipment & Services)                                                     641
                                                                                                                  ----------
                   AUSTRALIA (1.0%)
   103,200         Australia & New Zealand Banking Group Ltd. (Diversified Banks)(r)                                   1,962
   112,000         BHP Billiton Ltd. (Diversified Metals & Mining)(r)                                                  2,021
    33,800         CSL Ltd. (Pharmaceuticals)(r)                                                                       1,316
   153,000         Challenger Financial Services Group Ltd.
                     (Other Diversified Financial Services)(r)                                                           439
   335,350         Coles Myer Ltd. (General Merchandise Stores)(r)                                                     2,439
    15,600         Leighton Holdings (Construction & Engineering)(r)                                                     210
   431,246         QBE Insurance Group Ltd. (Property & Casualty Insurance)(r)                                         6,594

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2006 (UNAUDITED)

                                                                                                                      MARKET
    NUMBER                                                                                                             VALUE
 OF SHARES         SECURITY                                                                                            (000)
----------------------------------------------------------------------------------------------------------------------------
    17,100         Rio Tinto Ltd. (Diversified Metals & Mining)(r)                                                $      897
   109,200         Westpac Banking Corp. (Diversified Banks)(r)                                                        1,905
                                                                                                                  ----------
                                                                                                                      17,783
                                                                                                                  ----------
                   AUSTRIA (0.3%)
     5,600         Bank Austria Creditanstalt AG (Diversified Banks)(r)                                                  741
    68,440         Erste Bank der oesterreichischen Sparkassen AG (Regional Banks)(r)                                  4,161
     3,200         OMV AG (Integrated Oil & Gas)(r)                                                                      199
    23,700         Telekom Austria (Integrated Telecommunication Services)(r)                                            541
     1,700         VA Stahl AG (Steel)(r)                                                                                198
                                                                                                                  ----------
                                                                                                                       5,840
                                                                                                                  ----------
                   BELGIUM (0.1%)
    13,800         Delhaize Group (Food Retail)(r)                                                                       920
     2,000         KBC Groep N.V. (Diversified Banks)(r)                                                                 209
                                                                                                                  ----------
                                                                                                                       1,129
                                                                                                                  ----------
                   BERMUDA (0.2%)
   100,000         Arch Capital Group Ltd. 8.00% (Perpetual Preferred)(Reinsurance)*                                   2,578
    70,000         Endurance Specialty Holdings Ltd. 7.75% (Perpetual Preferred),
                      Series A (Reinsurance)                                                                           1,748
                                                                                                                  ----------
                                                                                                                       4,326
                                                                                                                  ----------
                   BRAZIL (0.5%)
    48,014         Banco Bradesco S.A. (Preferred) (Diversified Banks)(r)                                              1,986
    32,030         Companhia Vale Do Rio Doce ADR (Steel)                                                              1,487
     8,900         Gerdau S.A. Siderurg (Steel)(r)                                                                       203
    84,549         Petroleo Brasileiro S.A. (Preferred) (Integrated Oil & Gas)(r)                                      1,701
53,000,000         Tim Participacoes S.A. (Preferred) (Wireless Telecommunication
                     Services)(r)                                                                                        203
    23,000         Uniao De Bancos Brasileiros S.A. (Unibanco) GDR (Preferred)
                     (Diversified Banks)                                                                               2,023
    56,900         Unibanco Uniao De Bancos Brasileiros S.A. (Diversified Banks)(r)                                      984
                                                                                                                  ----------
                                                                                                                       8,587
                                                                                                                  ----------
                   CANADA (0.7%)
    18,600         Biovail Corp. (Pharmaceuticals)                                                                       468
    23,300         Canadian National Railway Co. (Railroads)                                                           1,091
    39,460         Canadian National Railway Co. (Railroads)                                                           3,723
    34,400         EnCana Corp. (Oil & Gas Exploration & Production)                                                   1,423
     6,100         First Quantum Minerals Ltd. (Diversified Metals & Mining)                                             194
     9,300         Husky Energy, Inc. (Integrated Oil & Gas)                                                             569
     5,600         National Bank of Montreal (Diversified Banks)                                                         319
     4,000         Nexen, Inc. (Oil & Gas Exploration & Production)                                                      209
     8,000         Petro Canada (Integrated Oil & Gas)                                                                   367
    23,000         Shaw Communications, Inc. (Broadcasting & Cable TV)                                                   602
     8,700         Teck Cominco Ltd. (Diversified Metals & Mining)                                                       544
    31,420         Toronto-Dominion Bank (Other Diversified Financial Services)                                        1,808
                                                                                                                  ----------
                                                                                                                      11,317
                                                                                                                  ----------
                   CHINA (0.4%)
 6,708,500         CNOOC Ltd. (Oil & Gas Exploration & Production)(r)                                                  5,574
   100,000         China Mobile Ltd. (Wireless Telecommunication Services)(r)                                            484
   480,000         Denway Motors Ltd. (Automobile Manufacturers)(r)                                                      188
   294,000         PetroChina Co. Ltd. "H" (Integrated Oil & Gas)(r)                                                     287
                                                                                                                  ----------
                                                                                                                       6,533
                                                                                                                  ----------
                   DENMARK (0.1%)
     7,800         Carlsberg A/S (Brewers)(r)                                                                            489
    29,400         GN Store Nord A/S (Communications Equipment)(r)                                                       392
     5,900         Jyske Bank A/S (Diversified Banks)(r)                                                                 310
                                                                                                                  ----------
                                                                                                                       1,191
                                                                                                                  ----------

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2006 (UNAUDITED)

                                                                                                                      MARKET
    NUMBER                                                                                                             VALUE
 OF SHARES         SECURITY                                                                                            (000)
----------------------------------------------------------------------------------------------------------------------------
                   FINLAND (0.0%)(q)
    21,900         Metso Corp. (Industrial Machinery)(r)                                                          $      807
                                                                                                                  ----------
                   FRANCE (4.2%)
   222,570         AXA S.A. (Multi-Line Insurance)(r)                                                                  7,871
     8,900         Air France KLM (Airlines)(r)                                                                          206
    35,663         Air Liquide S.A. (Industrial Gases)(r)                                                              7,035
    22,100         Alstom RGPT (Construction & Engineering)(r)*                                                        1,886
    33,200         BNP Paribas (Diversified Banks)(r)                                                                  3,073
     3,300         Bouygues S.A. (Construction & Engineering)(r)                                                         173
   192,031         Credit Agricole S.A. (Regional Banks)(r)                                                            7,013
    12,720         Groupe DANONE (Packaged Foods & Meat)(r)                                                            1,469
    64,990         LVMH Moet Hennessy Louis Vuitton S.A. (Apparel &
                     Accessories & Luxury Goods)(h,r)                                                                  5,901
     1,300         Natexis Banques Populaires (Regional Banks)(r)                                                        275
    18,610         Pernod Ricard S.A. (Distillers & Vintners)(r)                                                       3,184
    23,600         Publicis Groupe S.A. (Advertising)(r)                                                                 900
   283,700         SCOR (Reinsurance)(r)                                                                                 682
    74,460         Sanofi-Aventis S.A. (Pharmaceuticals)(r)                                                            6,329
    87,244         Schneider Electric S.A. (Electrical Components & Equipment)(r)                                      8,910
    15,000         Societe BIC S.A. (Office Services & Supplies)(r)                                                      915
    21,900         Societe Generale (Diversified Banks)(r)                                                             3,103
    39,315         Societe Television Francaise (Broadcasting & Cable TV)(r)                                           1,184
    33,850         Total S.A. (Integrated Oil & Gas)(r)                                                                8,503
     1,100         Vallourec S.A. (Steel)(r)                                                                             861
    38,750         Veolia Environnement S.A. (Multi-Utilities)(r)                                                      2,029
                                                                                                                  ----------
                                                                                                                      71,502
                                                                                                                  ----------
                   GERMANY (1.2%)
     2,200         Adidas - Salomon AG (Footwear)(r)                                                                     430
     6,200         Allianz Holding AG (Multi-Line Insurance)(r)                                                        1,001
    43,200         Bayer AG (Diversified Chemicals)(r)                                                                 1,738
     5,500         Celesio AG (Pharmaceuticals)(r)                                                                       511
    47,700         Commerzbank AG (Diversified Banks)(r)                                                               1,736
    17,800         DaimlerChrysler AG (Automobile Manufacturers)(r)                                                      986
    15,550         Deutsche Bank AG (Diversified Banks)(r)                                                             1,713
     5,900         Deutsche Postbank AG (Regional Banks)(r)                                                              417
    36,350         E.On AG (Multi-Utilities)(r)                                                                        4,023
     6,000         Fresenius AG (Preferred) (Biotechnology)(r)                                                           961
     4,700         Fresenius Medical Care AG (Health Care Equipment)(r)                                                  505
     4,900         Heidelberger Druck (Commercial Printing)(r)                                                           210
    18,100         MAN AG (Industrial Machinery)(r)                                                                    1,140
     1,200         Muenchener Rueckversicherungs-Gesellschaft AG (Reinsurance)(r)                                        163
    52,570         Schering AG (Pharmaceuticals)(r)                                                                    3,776
    18,350         Stada Arzneimittel AG (Pharmaceuticals)(r)                                                            660
     3,800         Wincor Nixdorf AG (Electronic Equipment Manufacturers)(r)*                                            485
                                                                                                                  ----------
                                                                                                                      20,455
                                                                                                                  ----------
                   GREECE (0.2%)
    48,492         Alpha Bank A.E. (Regional Banks)(r)                                                                 1,847
    22,200         Hellenic Telecommunications Organization S.A.
                     (OTE) (Integrated Telecommunication Services)(r)                                                    473
     7,800         Titan Cement Co. S.A. (Construction Materials)(r)                                                     373
                                                                                                                  ----------
                                                                                                                       2,693
                                                                                                                  ----------
                   HONG KONG (0.5%)
   440,000         China Overseas Land and Investment Ltd. (Real Estate
                     Management & Development)(r)*                                                                       238
   378,000         Esprit Holdings Ltd. (Apparel Retail)(r)                                                            2,901
   171,000         Hang Lung Properties Ltd. (Real Estate Management & Development)(r)                                   305
 2,650,000         Hutchison Telecommunications International Ltd.
                     (Wireless Telecommunication Services)(r)*                                                         4,081

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2006 (UNAUDITED)

                                                                                                                      MARKET
    NUMBER                                                                                                             VALUE
 OF SHARES         SECURITY                                                                                            (000)
----------------------------------------------------------------------------------------------------------------------------
   262,000         Li & Fung Ltd. (Trading Companies & Distributors)(r)                                           $      528
   363,000         New World Development Ltd. (Real Estate Management & Development)(r)                                  579
   513,000         Sino Land Co. (Real Estate Management & Development)(r)                                               770
                                                                                                                  ----------
                                                                                                                       9,402
                                                                                                                  ----------
                   HUNGARY (0.2%)
     1,900         Gedeon Richter RT (Pharmaceuticals)(r)                                                                387
    42,870         OTP Bank Ltd. GDR (Regional Banks)(r)                                                               3,210
                                                                                                                  ----------
                                                                                                                       3,597
                                                                                                                  ----------
                   INDIA (0.1%)
    18,100         State Bank of India Ltd. GDR (Diversified Banks)                                                      869
    66,200         Tata Motors Ltd. ADR (Construction & Farm Machinery & Heavy Trucks)(h)                              1,213
                                                                                                                  ----------
                                                                                                                       2,082
                                                                                                                  ----------
                   INDONESIA (0.1%)
 4,224,500         PT Bank Central Asia (Diversified Banks)(r)                                                         1,651
                                                                                                                  ----------
                   ISRAEL (0.3%)
   196,800         Bank Hapoalim Ltd. (Diversified Banks)(r)                                                             898
   199,600         Bank Leumi Le-Israel (Regional Banks)(r)                                                              721
   122,200         Check Point Software Technologies Ltd. (Systems Software)*                                          2,598
    54,100         ICL Israel Chemicals Ltd. (Fertilizers & Agricultural Chemicals)(r)                                   203
                                                                                                                  ----------
                                                                                                                       4,420
                                                                                                                  ----------
                   ITALY (1.0%)
   105,300         Assicurazioni Generali S.p.A. (Multi-Line Insurance)(r)                                             3,776
   287,100         Banca Intesa S.p.A. (Regional Banks)(r)                                                             1,697
    46,000         Banco Popolare Di Milano Scarl (BPM) (Diversified Banks)(r)                                           581
   217,810         Capitalia S.p.A. (Diversified Banks)(r)                                                             1,646
    66,000         ENI S.p.A. (Integrated Oil & Gas)(r)                                                                1,888
    37,099         FastWeb S.p.A. (Communications Equipment)(h,r)*                                                     1,789
   686,290         UniCredito Italiano S.p.A. (Regional Banks)(r)                                                      4,990
    71,200         Unipol Compagnia Assicurative S.p.A. (Multi-Line Insurance)(r)                                        224
                                                                                                                  ----------
                                                                                                                      16,591
                                                                                                                  ----------
                   JAPAN (5.1%)
     7,200         Aeon Credit Service Co. Ltd. (Consumer Finance)(r)                                                    204
     8,200         Aisin Seiki Co. (Auto Parts & Equipment)(r)                                                           291
    73,900         Asahi Breweries Ltd. (Brewers)(r)                                                                   1,000
   423,000         Asahi Glass Co. Ltd. (Building Products)(h,r)                                                       5,956
   181,000         Bridgestone Corp. (Tires & Rubber)(h,r)                                                             3,531
    10,000         Canon Sales Co., Inc. (Trading Companies & Distributors)(r)                                           214
    88,000         Canon, Inc. (Electronic Equipment Manufacturers)(h,r)                                               5,528
    27,000         Credit Saison Co. Ltd. (Other Diversified Financial Services)(r)                                    1,279
    76,000         Daido Steel Co. Ltd. (Steel)(r)                                                                       661
    41,000         Dainippon Sumitomo Pharma Co. (Pharmaceuticals)(r)                                                    461
    23,000         Daiwa House Industry Co. Ltd. (Homebuilding)(r)                                                       369
    18,000         Dowa Mining Co. (Diversified Metals & Mining)(r)                                                      198
   129,000         Fuji Electric Holdings Co. Ltd. (Electrical Components & Equipment)(r)                                604
   351,000         Fujitsu Ltd. (Semiconductors)(r)                                                                    2,792
    18,700         Hisamitsu Pharmaceutical Co., Inc. (Pharmaceuticals)(r)                                               446
   144,000         Hitachi Ltd. (Electronic Equipment Manufacturers)(r)                                                1,008
    21,300         Hokkaido Electric Power Co., Inc. (Electric Utilities)(r)                                             501
    11,700         Hokuriku Electric Power Co. (Electric Utilities)(r)                                                   265
   229,000         Itochu Corp. (Trading Companies & Distributors)(r)                                                  1,908
    23,000         JTEKT Corp. (Auto Parts & Equipment)(r)                                                               435
   169,000         Kaneka Corp. (Diversified Chemicals)(r)                                                             2,228

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2006 (UNAUDITED)

                                                                                                                      MARKET
    NUMBER                                                                                                             VALUE
 OF SHARES         SECURITY                                                                                            (000)
----------------------------------------------------------------------------------------------------------------------------
   101,000         Kao Corp. (Personal Products)(r)                                                               $    2,743
   216,000         Kawasaki Heavy Industries Ltd. (Construction
                     & Farm Machinery & Heavy Trucks)(r)                                                                 739
   106,000         Kobe Steel Ltd. (Steel)(r)                                                                            405
       900         Lawson, Inc. (General Merchandise Stores)(r)                                                           33
    31,300         Leopalace21 Corp. (Real Estate Management & Development)(r)                                         1,120
   163,000         Marubeni Corp. (Trading Companies & Distributors)(r)                                                  810
    28,000         Matsui Securities Co. Ltd. (Investment Banking & Brokerage)(r)                                        384
    36,000         Mazda Motor Corp. (Automobile Manufacturers)(r)                                                       206
    35,000         Minebea Co. Ltd. (Industrial Machinery)(r)                                                            210
    65,000         Mitsubishi Chemical Holdings Corp. (Diversified Chemicals)(r)*                                        394
   131,600         Mitsubishi Corp. (Trading Companies & Distributors)(r)                                              3,050
    49,000         Mitsubishi Gas Chemical Co., Inc. (Diversified Chemicals)(r)                                          572
    66,000         Mitsubishi Rayon Co. Ltd. (Textiles)(r)                                                               527
    65,000         Mitsubishi UFJ Securities Co. (Investment Banking & Brokerage)(r)                                     946
    18,000         NHK Spring Co. Ltd. (Auto Parts & Equipment)(r)                                                       213
   178,000         Nec Corp (Electronic Equipment Manufacturers)(r)                                                    1,083
    30,800         Nintendo Co. Ltd. (Leisure Products)(r)                                                             4,552
        45         Nippon Paper Group, Inc. (Paper Packaging)(r)                                                         208
    59,000         Nishi Nippon City Bank Ltd. (Regional Banks)(r)                                                       303
    43,200         Nitto Denko Corp. (Specialty Chemicals)(r)                                                          3,702
     7,560         ORIX Corp. (Other Diversified Financial Services)(r)                                                1,979
    66,800         Omron Corp. (Electrical Components & Equipment)(r)                                                  1,857
   330,000         Ricoh Co. Ltd. (Office Electronics)(r)                                                              6,125
    58,900         Seven & I Holdings Co. Ltd. (General Merchandise Stores)(r)                                         2,397
   711,000         Shinsei Bank Ltd. (Diversified Banks)(r)                                                            4,806
     4,100         Sumco Corp. (Semiconductor Equipment)(r)                                                              205
   196,000         Sumitomo Corp. (Trading Companies & Distributors)(r)                                                2,649
    46,000         Taiheiyo Cement Corp. (Building Products)(r)                                                          198
   107,000         Teijin Ltd. (Textiles)(r)                                                                             722
    35,100         Tohoku Electric Power Co., Inc. (Electric Utilities)(r)                                               795
   459,000         Tokyo Gas Co. Ltd. (Gas Utilities)(r)                                                               2,089
    42,000         Tokyu Land Corp. (Real Estate Management & Development)(r)                                            364
   112,000         Toppan Printing Co. Ltd. (Commercial Printing)(r)                                                   1,428
   258,000         Toyobo Co. Ltd. (Textiles)(r)                                                                         798
   139,900         Toyota Motor Corp. (Automobile Manufacturers)(r)                                                    7,494
    28,000         Yamaha Motor Co. (Motorcycle Manufacturers)(r)                                                        639
                                                                                                                  ----------
                                                                                                                      86,624
                                                                                                                  ----------
                   KOREA (0.8%)
    22,800         Kookmin Bank ADR (Diversified Banks)*                                                               1,727
    40,000         Korea Electric Power Corp. ADR (Electric Utilities)                                                   888
    40,900         SK Telecom Co. Ltd. ADR (Wireless Telecommunication Services)                                         988
    13,840         Samsung Electronics Co. Ltd. (Semiconductors)(r)                                                    9,700
                                                                                                                  ----------
                                                                                                                      13,303
                                                                                                                  ----------
                   MALAYSIA (0.1%)
   102,600         Genting Berhad (Casinos & Gaming)(r)                                                                  659
   267,800         IOI Corp. Berhad (Agricultural Products)(r)                                                           995
                                                                                                                  ----------
                                                                                                                       1,654
                                                                                                                  ----------
                   MEXICO (0.4%)
   166,100         America Telecom S.A. de C.V. (Wireless Telecommunication Services)*                                   959
    34,700         Cemex S.A. de C.V. ADR (Construction Materials)                                                     2,143
    58,400         Fomento Economico S.A. de C.V. ADR (Soft Drinks)                                                      505
    37,880         Grupo Televisa S.A. de C.V. ADR (Broadcasting & Cable TV)                                           2,972
                                                                                                                  ----------
                                                                                                                       6,579
                                                                                                                  ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2006 (UNAUDITED)

                                                                                                                      MARKET
    NUMBER                                                                                                             VALUE
 OF SHARES         SECURITY                                                                                            (000)
----------------------------------------------------------------------------------------------------------------------------
                   NETHERLANDS (0.8%)
    73,000         ABN AMRO Holding N.V. (Diversified Banks)(r)                                                   $    2,126
    40,000         Aegon N.V., 6.38% (Preferred) (Life & Health Insurance)                                             1,014
    12,400         Buhrmann N.V. (Trading Companies & Distributors)(r)                                                   208
    38,800         CSM N.V. (Packaged Foods & Meat)(r)                                                                 1,159
    52,100         Hagemeyer N.V. (Trading Companies & Distributors)(r)                                                  209
    55,600         ING Groep N.V. (Multi-Line Insurance)(r)                                                            2,089
     6,600         Koninklijke BAM Groep N.V. (Building Products)(r)                                                     626
    12,100         Koninklijke DSM N.V. (Diversified Chemicals)(r)                                                       503
    25,400         Koninklijke Philips Electronics N.V. (Electrical Components & Equipment)(r)                           826
   136,170         Reed Elsevier N.V. (Publishing)(r)                                                                  1,839
    51,600         STMicroelectronics N.V. (Semiconductors)(r)                                                           876
    74,600         Wolters Kluwer N.V. (Publishing)(r)                                                                 1,636
                                                                                                                  ----------
                                                                                                                      13,111
                                                                                                                  ----------
                   NORWAY (0.2%)
    28,800         Statoil ASA (Integrated Oil & Gas)(r)                                                                 736
   251,400         Telenor ASA (Wireless Telecommunication Services)(r)                                                2,714
                                                                                                                  ----------
                                                                                                                       3,450
                                                                                                                  ----------
                   POLAND (0.1%)
   126,740         Powszechna Kasa Oszczednosci Bank Polski S.A. (Regional Banks)(r)                                   1,379
                                                                                                                  ----------
                   RUSSIA (0.3%)
     7,200         Gazprom OAO (Integrated Oil & Gas)(r)                                                                 609
    38,800         LUKoil Holdings ADR (Integrated Oil & Gas)                                                          3,100
    26,300         Mobile TeleSystems OJSC ADR (Wireless Telecommunication Services)                                     949
                                                                                                                  ----------
                                                                                                                       4,658
                                                                                                                  ----------
                   SINGAPORE (0.3%)
    95,000         Keppel Corp. Ltd. (Real Estate Management & Development)(r)                                           817
 2,204,080         Singapore Telecommunications Ltd. (Integrated Telecommunication Services)(r)                        3,533
                                                                                                                  ----------
                                                                                                                       4,350
                                                                                                                  ----------
                   SOUTH AFRICA (0.1%)
    55,100         Aveng Ltd. (Building Products)(r)                                                                     212
   184,400         FirstRand Ltd. (Diversified Banks)(r)                                                                 555
     9,200         Imperial Holdings Ltd. (Trucking)(r)*                                                                 230
   160,600         Network Healthcare Holdings Ltd. (Health Care Facilities)(r)                                          209
    20,600         Reunert Ltd. (Electrical Components & Equipment)(r)                                                   213
                                                                                                                  ----------
                                                                                                                       1,419
                                                                                                                  ----------
                   SPAIN (0.7%)
   284,290         Banco Bilbao Vizcaya Argentaria S.A. (Diversified Banks)                                            5,787
    85,980         Iberdrola S.A. (Electric Utilities)(h,r)                                                            2,711
   192,000         Telefonica S.A. (Integrated Telecommunication Services)                                             2,960
                                                                                                                  ----------
                                                                                                                      11,458
                                                                                                                  ----------
                   SWEDEN (0.5%)
     8,300         Alfa Laval AB (Construction & Engineering)(r)                                                         210
    99,220         Atlas Copco AB "A" (Industrial Machinery)(r)                                                        2,442
    16,000         Boliden AB (Diversified Metals & Mining)(r)                                                           198
   567,510         LM Ericsson Telephone Co. "B" ADR (Communications Equipment)(r)                                     1,935
    67,460         Sandvik AB (Industrial Machinery)(r)                                                                3,631
                                                                                                                  ----------
                                                                                                                       8,416
                                                                                                                  ----------
                   SWITZERLAND (2.3%)
    13,800         Baloise Holdings AG (Multi-Line Insurance)(r)                                                         874
     7,100         Holcim Ltd. (Construction Materials)(r)                                                               559
    42,693         Julius Baer Holding Ltd. "B" (Diversified Banks)(r)                                                 3,668

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2006 (UNAUDITED)

                                                                                                                      MARKET
    NUMBER                                                                                                             VALUE
 OF SHARES         SECURITY                                                                                            (000)
----------------------------------------------------------------------------------------------------------------------------
    29,236         Nestle S.A. (Packaged Foods & Meat)(r)                                                         $    8,593
       500         Rieter Holdings AG (Industrial Machinery)(r)                                                          194
    75,440         Roche Holdings AG (Pharmaceuticals) (h)(r)                                                         11,144
    52,700         Swiss Re (Reinsurance)(r)                                                                           3,752
    13,610         Synthes, Inc. (Health Care Equipment)(r)                                                            1,485
    72,413         UBS AG (Diversified Capital Markets)(r)                                                             7,677
     4,820         Zurich Financial Services AG (Multi-Line Insurance)(r)*                                             1,139
                                                                                                                  ----------
                                                                                                                      39,085
                                                                                                                  ----------
                   TAIWAN (0.5%)
   124,400         AU Optronics Corp. ADR (Electronic Equipment Manufacturers)(h)                                      1,979
   263,200         Hon Hai Precision Industry Co.Ltd. GDR (Electronic Equipment Manufacturers)(r)                      3,303
   140,400         Siliconware Precision Industries Co. ADR (Semiconductors)(h)                                          897
   194,400         Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors)                                    1,892
                                                                                                                  ----------
                                                                                                                       8,071
                                                                                                                  ----------
                   THAILAND (0.1%)
   584,790         Bangkok Bank Public Co. Ltd. (Diversified Banks)(r)                                                 1,891
    34,000         PTT Public Co. Ltd. (Integrated Oil & Gas)                                                            217
                                                                                                                  ----------
                                                                                                                       2,108
                                                                                                                  ----------
                   UNITED KINGDOM (4.7%)
    50,300         Amlin plc (Property & Casualty Insurance)(r)                                                          229
   126,450         AstraZeneca plc (Pharmaceuticals)(r)                                                                5,842
   118,600         Aviva plc (Multi-Line Insurance)(r)                                                                 1,641
   485,730         BG Group plc (Oil & Gas Exploration& Production)(r)                                                 5,682
    88,100         BP plc (Oil & Gas Exploration& Production)(r)                                                         972
   104,900         Bae Systems plc (Aerospace & Defense)(r)                                                              772
    11,800         Barratt Developments plc (Homebuilding)(r)                                                            214
     9,700         Bellway plc (Homebuilding)(r)                                                                         199
    70,000         Bradford &Bingley plc (Thrifts & Mortgage Finance)(r)                                                 574
   110,200         British Airways plc (Airlines)(r)*                                                                    635
    68,820         British America Tobacco plc (Tobacco) (r)                                                           1,642
    24,700         Cookson Group plc (Electrical Components & Equipment)(r)                                              205
   312,780         Diageo plc (Distillers & Vintners)(r)                                                               4,805
   141,400         GKN plc (Auto Parts & Equipment)(r)                                                                   842
   206,600         GlaxoSmithKline plc (Pharmaceuticals)  (r)                                                          5,247
   136,200         HBOS plc (Diversified Banks)(r)                                                                     2,537
    18,600         Investec Ltd. (Other Diversified Financial Services)(r)                                               954
 1,030,100         Ladbrokes plc (Casinos & Gaming)(r)                                                                 6,665
   144,400         Marks & Spencer Group plc (Department Stores)(r)                                                    1,313
    51,800         Misys plc (Application Software)(r)                                                                   213
   136,870         Next plc (Apparel Retail)(r)                                                                        3,946
    53,500         Northern Rock plc (Diversified Banks)(r)                                                            1,057
   531,000         Old Mutual plc (Multi-Line Insurance)(r)                                                            1,749
    13,000         Persimmon plc (Building Products)(r)                                                                  318
   337,930         Reckitt Benckiser plc (Household Products)(r)                                                      12,029
    12,900         Resolution plc (Life & Health Insurance)(r)                                                           151
   197,100         Rolls-Royce Group plc (Aerospace & Defense)(r)*                                                     1,516
    30,900         Royal Bank of Scotland Group plc (Diversified Banks)(r)                                             1,034
   356,890         Smith & Nephew plc (Health Care Equipment)(r)                                                       3,179
   113,500         Taylor Woodrow plc (Construction & Engineering)(r)                                                    827
 1,017,630         Tesco plc (Food Retail)(r)                                                                          6,032
    11,000         Vedanta Resources plc (Diversified Metals & Mining)(r)                                                190
   541,080         William Hill plc (Casinos & Gaming)(r)                                                              5,516
   151,690         Yell Group plc (Publishing)(r)                                                                      1,477
                                                                                                                  ----------
                                                                                                                      80,204
                                                                                                                  ----------
                   Total international stocks (cost: $374,744)                                                       476,416
                                                                                                                  ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2006 (UNAUDITED)

 PRINCIPAL                                                                                                            MARKET
    AMOUNT                                                                           COUPON                            VALUE
     (000)         SECURITY                                                            RATE          MATURITY          (000)
----------------------------------------------------------------------------------------------------------------------------
                   BONDS (39.2%)

                   CORPORATE OBLIGATIONS (19.5%)

                   Apparel & Accessories & Luxury Goods (0.1%)
    $1,000         Kellwood Co., Debentures                                            7.63%       10/15/2017     $      913
     1,000         Kellwood Co., Senior Notes                                          7.88         7/15/2009            997
                                                                                                                  ----------
                                                                                                                       1,910
                                                                                                                  ----------
                   BROADCASTING & CABLE TV (0.4%)
     2,000         Cox Communications, Inc., Notes                                     4.63         6/01/2013          1,859
     1,000         Cox Enterprises, Inc., Notes(b)                                     7.38         6/15/2009          1,047
     2,000         Cox Enterprises, Inc., Notes(b)                                     8.00         2/15/2007          2,036
     1,000         Liberty Media Corp., Senior Notes(h)                                5.70         5/15/2013            942
     1,000         Liberty Media Corp., Senior Notes                                   7.88         7/15/2009          1,057
                                                                                                                  ----------
                                                                                                                       6,941
                                                                                                                  ----------
                   CASINOS & GAMING (0.1%)
     1,000         Harrahs Operating Co., Inc., Bonds                                  5.63         6/01/2015            979
                                                                                                                  ----------
                   CONSUMER FINANCE (0.9%)
     2,000         American Honda Finance Corp., MTN(b)                                4.84(c)      5/11/2007          2,003
     1,000         Ford Motor Credit Co., Senior Notes                                 4.95         1/15/2008            922
     2,000         Ford Motor Credit Co., Notes(h)                                     7.00        10/01/2013          1,760
     2,000         General Motors Acceptance Corp., Notes                              6.13         8/28/2007          1,905
     1,000         General Motors Acceptance Corp., Notes(h)                           6.75        12/01/2014            885
     2,000         Household Finance Corp., Notes                                      6.38        10/15/2011          2,096
     3,000         HSBC Finance Corp., Notes                                           5.50         1/19/2016          3,002
     2,000         SLM Corp., MTN, CPI Floating Rate Notes                             4.83(c)      6/01/2009          1,973
                                                                                                                  ----------
                                                                                                                      14,546
                                                                                                                  ----------
                   DATA PROCESSING & OUTSOURCED SERVICES (0.1%)
     2,000         Fiserv, Inc., Notes                                                 4.00         4/15/2008          1,936
                                                                                                                  ----------
                   DIVERSIFIED BANKS (0.4%)
     2,600         Bank of America Corp., Subordinated Notes                           9.38         9/15/2009          2,936
     1,000         Emigrant Bancorp, Inc., Senior Notes(b)                             6.25         6/15/2014          1,003
     1,000         JPMorgan Chase & Co., Notes                                         4.50         1/15/2012            958
     1,455         U.S. Central Credit Union, Senior Notes                             2.70         9/30/2009          1,383
                                                                                                                  ----------
                                                                                                                       6,280
                                                                                                                  ----------
                   DIVERSIFIED CHEMICALS (0.2%)
     4,000         ICI Wilmington, Inc., Notes                                         4.38        12/01/2008          3,874
                                                                                                                  ----------
                   ELECTRIC UTILITIES (3.2%)
     1,000         American Electric Power Co., Inc., Senior Notes                     4.71(l)      8/16/2007            992
     4,000         Black Hills Corp., Notes                                            6.50         5/15/2013          4,063
     3,843         Cedar Brakes II, LLC, Senior Notes, Series C(b)                     9.88         9/01/2013          4,356
     3,000         Entergy Louisiana, Inc., First Mortgage Bonds                       5.83        11/01/2010          2,994
     2,000         Entergy Mississippi, Inc., First Mortgage Bonds                     5.92         2/01/2016          1,983
     1,000         FirstEnergy Corp., Notes, Series B                                  6.45        11/15/2011          1,047
       977         FPL Energy National Wind, LLC, Secured Notes(b)                     5.61         3/10/2024            963
     5,000         Monongahela Power Co., Notes, Series A                              7.36         1/15/2010          5,265
     1,838         Oglethorpe Power Corp., Secured Series Facility Bonds               6.97         6/30/2011          1,884
     4,300         Power Contract Financing, Senior Notes(b)                           6.26         2/01/2010          4,340
     2,000         PPL Capital Funding, Inc., Guaranteed Notes, Series A               4.33         3/01/2009          1,930
     3,000         PPL Energy Supply, LLC, Bonds                                       5.70        10/15/2015          2,984
     2,000         Public Service Electric & Gas Co., First Mortgage Bonds, Series A   4.63(c)      6/23/2006          2,000

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2006 (UNAUDITED)

 PRINCIPAL                                                                                                            MARKET
    AMOUNT                                                                           COUPON                            VALUE
     (000)         SECURITY                                                            RATE          MATURITY          (000)
----------------------------------------------------------------------------------------------------------------------------
    $2,000         Sempra Energy ESOP, Series 1999 (NBGA)(b)                           4.21%       11/01/2014(e)  $    1,970
     3,000         Texas-New Mexico Power Co., Notes                                   6.13         6/01/2008          3,033
     3,000         Tristate General & Transport Association, Bonds(b)                  6.04         1/31/2018          3,024
     2,000         TXU Electricity Ltd., Senior Notes, Series TCRS (INS)               7.25        12/01/2016          2,296
     5,000         TXU Energy Co., LLC, Senior Notes                                   7.00         3/15/2013          5,321
     3,000         Virginia Electric Power Co., Senior Notes                           5.40         1/15/2016          2,963
     1,000         West Penn Power Co., Notes                                          6.63         4/15/2012          1,055
                                                                                                                  ----------
                                                                                                                      54,463
                                                                                                                  ----------
                   ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
     2,295         Ametek, Inc., Senior Notes                                          7.20         7/15/2008          2,372
                                                                                                                  ----------
                   FOOD RETAIL (0.1%)
     2,000         Safeway, Inc., Notes                                                5.80         8/15/2012          2,009
                                                                                                                  ----------
                   GAS UTILITIES (0.8%)
     3,000         Boardwalk Pipelines, LLC, Notes                                     5.50         2/01/2017          2,958
     1,000         Enbridge Energy Partners, LP, Senior Notes                          5.35        12/15/2014            976
     3,500         Energy Transfer Partners, LP, Senior Notes                          5.95         2/01/2015          3,520
     2,000         Gulfstream Natural Gas Systems, LLC, Senior Notes(b)                6.19        11/01/2025          2,064
     2,000         Noram Energy Corp., Debentures                                      6.50         2/01/2008          2,040
     1,040         Northern Border Partners, LP, Senior Notes, Series A                8.88         6/15/2010          1,173
     1,000         Valero Logistics Operations, LP, Senior Notes                       6.05         3/15/2013          1,027
                                                                                                                  ----------
                                                                                                                      13,758
                                                                                                                  ----------
                   HEALTH CARE EQUIPMENT (0.1%)
     1,000         Baxter International, Inc., Notes                                   7.13         2/01/2007          1,012
                                                                                                                  ----------
                   HEALTH CARE FACILITIES (0.1%)
     2,000         HCA, Inc., Notes                                                    5.25        11/06/2008          1,986
                                                                                                                  ----------
                   HOME FURNISHINGS (0.1%)
     2,500         Mohawk Industries, Inc., Senior Notes                               5.75         1/15/2011          2,504
                                                                                                                  ----------
                   HOMEBUILDING (0.2%)
     4,000         Lennar Corp., Senior Notes                                          7.63         3/01/2009          4,210
                                                                                                                  ----------
                   HOUSEHOLD APPLIANCES (0.3%)
     3,500         Stanley Works Capital Trust I, Bonds(b,m)                           5.90        12/01/2045          3,358
     1,000         Whirlpool Corp., Debentures                                         7.75         7/15/2016          1,136
                                                                                                                  ----------
                                                                                                                       4,494
                                                                                                                  ----------
                   HOUSEWARES & SPECIALTIES (0.1%)
     2,000         Newell Rubbermaid, Inc., MTN, Series A                              6.35         7/15/2028(m)       2,040
                                                                                                                  ----------
                   INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
     4,000         Constellation Energy Group, Inc., Notes                             7.60         4/01/2032          4,861
                                                                                                                  ----------
                   INTEGRATED OIL & GAS (0.2%)
     2,650         Merey Sweeny, LP, Senior Notes(b)                                   8.85        12/18/2019          3,147
                                                                                                                  ----------
                   LIFE & HEALTH INSURANCE (0.5%)
     3,000         Phoenix Companies, Inc., Senior Notes                               6.68         2/16/2008          3,020
     4,000         Prudential Holdings, LLC, Bonds                                     8.70        12/18/2023          5,010
                                                                                                                  ----------
                                                                                                                       8,030
                                                                                                                  ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2006 (UNAUDITED)

 PRINCIPAL                                                                                                            MARKET
    AMOUNT                                                                           COUPON                            VALUE
     (000)         SECURITY                                                            RATE          MATURITY          (000)
----------------------------------------------------------------------------------------------------------------------------
                   MANAGED HEALTH CARE (0.2%)
    $1,000         Coventry Health Care, Inc., Senior Notes                            6.13%        1/15/2015     $    1,015
     2,135         Highmark, Inc., Senior Notes(b)                                     6.80         8/15/2013          2,285
                                                                                                                  ----------
                                                                                                                       3,300
                                                                                                                  ----------
                   MULTI-LINE INSURANCE (1.3%)
     2,000         AIG Sunamerica Global Financing, Senior Notes(b)                    6.30         5/10/2011          2,101
     2,000         American General Finance Corp., MTN, Series I                       4.88         7/15/2012          1,940
     4,000         American General Finance Corp., Notes                               5.40        12/01/2015          3,964
     1,000         ASIF Global Financing XIX, Senior Notes(b)                          4.90         1/17/2013            979
     4,000         Assurant, Inc., Notes                                               5.63         2/15/2014          4,007
     4,000         ILFC E-Capital Trust I, Bonds(b)                                    5.90        12/21/2065          3,989
     4,500         Oil Casualty Insurance Ltd., Subordinated Debentures(b)             8.00         9/15/2034          4,612
                                                                                                                  ----------
                                                                                                                      21,592
                                                                                                                  ----------
                   MULTI-SECTOR HOLDINGS (0.1%)
     1,000         Leucadia National Corp., Senior Notes                               7.00         8/15/2013          1,015
                                                                                                                  ----------
                   MULTI-UTILITIES (0.5%)
     2,000         Duke Capital Corp., LLC, Senior Notes                               5.50         3/01/2014          1,997
     4,000         Northwestern Corp.(b)                                               7.30        12/01/2006          4,064
     2,000         PSEG Funding Trust, Notes                                           5.38        11/16/2007          1,996
                                                                                                                  ----------
                                                                                                                       8,057
                                                                                                                  ----------
                   OIL & GAS EQUIPMENT & SERVICES (0.4%)
     2,000         Cooper Cameron Corp., Senior Notes                                  2.65         4/15/2007          1,933
     2,500         Seacor Holdings, Inc., Senior Notes                                 5.88        10/01/2012          2,433
     2,000         Seacor Holdings, Inc., Senior Notes                                 7.20         9/15/2009          2,067
                                                                                                                  ----------
                                                                                                                       6,433
                                                                                                                  ----------
                   OIL & GAS EXPLORATION & PRODUCTION (0.1%)
     1,000         Southwestern Energy Co., MTN                                        7.63         5/01/2027(o)       1,081
                                                                                                                  ----------
                   OIL & GAS REFINING & MARKETING (0.1%)
     2,000         Magellan Midstream Partners, LP, Notes                              6.45         6/01/2014          2,114
       500         Ultramar Diamond Shamrock Corp., Senior Notes                       6.75        10/15/2037            551
                                                                                                                  ----------
                                                                                                                       2,665
                                                                                                                  ----------
                   OIL & GAS STORAGE & TRANSPORTATION (0.2%)
     3,000         Kinder Morgan Finance Corp., Guaranteed Notes(b)                    5.70         1/05/2016          3,006
                                                                                                                  ----------
                   OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
     1,000         Citigroup, Inc., Global Notes                                       4.25         7/29/2009            974
     3,000         ZFS Finance USA Trust I, Notes(b,m)                                 6.15        12/15/2065          3,008
                                                                                                                  ----------
                                                                                                                       3,982
                                                                                                                  ----------
                   PACKAGED FOODS & MEAT (0.1%)
     2,000         Kraft Foods, Inc., Notes                                            4.63        11/01/2006          1,993
                                                                                                                  ----------
                   PROPERTY & CASUALTY INSURANCE (2.0%)
     2,000         21st Century Insurance Group, Senior Notes                          5.90        12/15/2013          1,979
     2,000         ACE INA Holdings, Inc., Senior Notes                                5.88         6/15/2014          2,051
     1,000         AXIS Capital Holdings Ltd., Senior Notes                            5.75        12/01/2014            995
     2,000         Berkshire Hathaway Finance Corp., Senior Notes                      4.75         5/15/2012          1,949
     5,000         Berkshire Hathaway Finance Corp., Senior Notes                      4.85         1/15/2015          4,868
     1,000         Fidelity National Title Group, Inc., Notes                          5.25         3/15/2013            925
     2,000         Fidelity National Title Group, Inc., Notes                          7.30         8/15/2011          2,072

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2006 (UNAUDITED)

 PRINCIPAL                                                                                                            MARKET
    AMOUNT                                                                           COUPON                            VALUE
     (000)         SECURITY                                                            RATE          MATURITY          (000)
----------------------------------------------------------------------------------------------------------------------------
    $3,000         Fund American Companies, Inc., Notes                                5.88%        5/15/2013     $    2,995
     2,000         Markel Corp., Senior Notes                                          6.80         2/15/2013          2,084
     1,500         Markel Corp., Senior Notes                                          7.00         5/15/2008          1,543
     1,000         Markel Corp., Notes                                                 7.20         8/15/2007          1,023
       500         Markel Corp., Senior Notes                                          7.35         8/15/2034            543
     2,250         Ohio Casualty Corp., Notes                                          7.30         6/15/2014          2,394
     1,000         RLI Corp., Senior Notes                                             5.95         1/15/2014            985
     3,000         St. Paul Travelers Companies, Inc., Senior Notes                    5.50        12/01/2015          3,005
     1,000         W.R. Berkley Corp., Senior Notes                                    5.60         5/15/2015            987
     3,000         XL Capital Ltd., Senior Notes                                       6.38        11/15/2024          3,103
                                                                                                                  ----------
                                                                                                                      33,501
                                                                                                                  ----------
                   PUBLISHING (0.4%)
     2,000         Knight-Ridder, Inc., Notes                                          5.75         9/01/2017          1,732
     5,000         Scholastic Corp., Notes                                             5.00         4/15/2013          4,499
                                                                                                                  ----------
                                                                                                                       6,231
                                                                                                                  ----------
                   RAILROADS (0.2%)
     3,000         TTX Co., Notes(b)                                                   5.40         2/15/2016          2,976
                                                                                                                  ----------
                   REAL ESTATE INVESTMENT TRUSTS (2.7%)
     1,000         Arden Realty, LP, Notes                                             5.25         3/01/2015          1,009
     3,000         Brandywine Operating Partnership, LP, Notes                         5.63        12/15/2010          2,992
     1,000         BRE Properties, Inc., Senior Notes                                  4.88         5/15/2010            978
     3,000         Carramerica Realty Corp., Notes                                     5.50        12/15/2010          2,971
     2,000         EOP Operating, LP, Guaranteed Notes                                 4.75         3/15/2014          1,887
     2,000         ERP Operating, LP, Notes                                            5.25         9/15/2014          1,981
     2,000         ERP Operating, LP, Senior Notes                                     5.38         8/01/2016          1,984
     3,000         Federal Realty Investment Trust, Notes                              5.65         6/01/2016          2,998
     1,000         Hospitality Properties Trust, Senior Notes                          5.13         2/15/2015            950
     3,000         HRPT Properties Trust, Notes                                        5.75        11/01/2015          2,988
     3,000         Kimco Realty Corp., Notes                                           5.58        11/23/2015          2,990
     2,000         Liberty Property, LP, Senior Notes                                  5.65         8/15/2014          2,007
     2,000         Mack-Cali Realty, LP, Notes                                         5.05         4/15/2010          1,962
     4,000         Mack-Cali Realty, LP, Notes                                         5.25         1/15/2012          3,936
     3,000         Nationwide Health Properties, Inc., Notes                           6.00         5/20/2015          2,990
     3,000         Pan Pacific Retail Properties, Inc., Notes                          5.25         9/01/2015          2,891
     1,000         Post Apartment Homes, LP, Senior Notes                              5.45         6/01/2012            972
     3,000         Simon Property Group, LP, Notes(b)                                  5.75        12/01/2015          3,035
     3,000         Tanger Factory Outlets, Senior Notes                                6.15        11/15/2015          2,998
     2,000         United Dominion Realty Trust, Senior Notes                          5.25         1/15/2015          1,926
                                                                                                                  ----------
                                                                                                                      46,445
                                                                                                                  ----------
                   REGIONAL BANKS (1.1%)
     2,000         Bank of Hawaii, Notes                                               6.88         3/01/2009          2,116
     2,000         Colonial Bank, N.A., Subordinated Notes                             6.38        12/01/2015          2,047
     2,000         First Republic Bank Corp., Subordinated Notes                       7.75         9/15/2012          2,210
     3,000         Fulton Capital Trust I, Notes                                       6.29         2/01/2036          3,011
     1,000         Hudson United Bank, Subordinated Notes                              7.00         5/15/2012          1,086
     2,453         PNC Financial Services, Trust Preferred Securities, Series C        8.88         3/15/2027          2,639
     3,000         Popular North America Capital Trust I, Bonds                        6.56         9/15/2034          3,051
     3,000         TCF National Bank, Subordinated Notes                               5.50         2/01/2016          3,000
                                                                                                                  ----------
                                                                                                                      19,160
                                                                                                                  ----------
                   THRIFTS & MORTGAGE FINANCE (1.0%)
     1,000         Countrywide Financial Corp., MTN, Series A, Bonds                   4.50         6/15/2010            966
     1,000         Countrywide Home Loan, Guaranteed Notes, Series MTNL                4.00         3/22/2011            936

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2006 (UNAUDITED)

 PRINCIPAL                                                                                                            MARKET
    AMOUNT                                                                           COUPON                            VALUE
     (000)         SECURITY                                                            RATE          MATURITY          (000)
----------------------------------------------------------------------------------------------------------------------------
    $5,000        Countrywide Home Loan, Notes, Series MTN                             4.13%        9/15/2009     $    4,806
     2,000        Independence Community Bank Corp., Notes(m)                          3.50         6/20/2013          1,921
     3,000        Roslyn Bancorp, Inc., Senior Notes                                   7.50        12/01/2008          3,151
     2,000        Washington Mutual Bank, Subordinated Notes                           5.65         8/15/2014          2,018
       500        Washington Mutual, Inc., Subordinated Notes                          4.63         4/01/2014            468
     2,000        World Savings Bank Federal Savings Bank, Notes                       4.13        12/15/2009          1,933
                                                                                                                  ----------
                                                                                                                      16,199
                                                                                                                  ----------
                  TOBACCO (0.4%)
     1,000        Universal Corp., MTN, Series C                                       5.20        10/15/2013            908
     2,000        Universal Corp., MTN, Series B                                       7.88         2/15/2008          2,055
     4,000        UST, Inc., Notes                                                     6.63         7/15/2012          4,199
                                                                                                                  ----------
                                                                                                                       7,162
                                                                                                                  ----------
                  TRUCKING (0.2%)
     2,750        Roadway Corp., Senior Notes                                          8.25        12/01/2008          2,903
                                                                                                                  ----------
                  Total corporate obligations (cost: $332,922)                                                       329,053
                                                                                                                  ----------
                  EURODOLLAR AND YANKEE OBLIGATIONS (3.4%)(f)

                  DIVERSIFIED BANKS (0.6%)
     3,000        BOI Capital Funding Number 2, LP, Guaranteed Bonds (Ireland)(b)      5.57         1/29/2049          2,966
     1,500        Chuo Mitsui Trust & Banking Co., Subordinated Notes (Japan)(b,m)     5.51        12/29/2049          1,456
     1,000        HBOS plc, Subordinated Notes (United Kingdom)(b)                     6.41        10/01/2035          1,007
     1,000        Mizuho Finance, Notes (Japan)(b)                                     5.79         4/15/2014          1,023
     1,000        Nordea Bank AB, Subordinated Notes (Sweden)(b,m)                     5.42        12/29/2049            980
     1,000        Skandinaviska Enskilda Banken, Subordinated Bonds (Sweden)(b,m)      5.47         3/29/2049            981
     2,000        UFJ Finance Aruba AEC, Notes (Aruba)                                 8.75        11/29/2049          2,163
                                                                                                                  ----------
                                                                                                                      10,576
                                                                                                                  ----------
                  DIVERSIFIED METALS & MINING (0.1%)
     2,000        Glencore Funding, LLC, Notes (Switzerland)(b)                        6.00         4/15/2014          1,911
                                                                                                                  ----------
                  FOOD RETAIL (0.2%)
     3,000        Woolworths Ltd., Senior Notes (Australia)(b)                         5.25        11/15/2011          2,970
                                                                                                                  ----------
                  FOREIGN GOVERNMENT (0.1%)
     2,000        Republic of Poland, Global Unsubordinated Notes (Poland)             5.25         1/15/2014          2,017
                                                                                                                  ----------
                  INTEGRATED OIL & Gas (0.4%)
     2,000        BP Capital plc, Company Guaranty Notes (United Kingdom)              2.75        12/29/2006          1,966
     1,000        Pemex Finance Ltd., Senior Notes (Mexico)                            8.88        11/15/2010          1,101
     1,000        PEMEX Finance Ltd., Notes (Mexico)                                   9.03         2/15/2011          1,085
     3,000        Pemex Project Funding Master Trust, Senior Notes (Mexico)(b,o)       5.01(c)     12/03/2012          3,007
                                                                                                                  ----------
                                                                                                                       7,159
                                                                                                                  ----------
                  INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
     1,000        Telecom Italia Capital, Guaranteed Senior Notes,
                    Series A (Luxembourg)                                              4.00        11/15/2008            966
                                                                                                                  ----------
                  OIL & GAS DRILLING (0.1%)
     1,799        Delek & Avner-Yam Tethys Ltd., Secured Notes (Israel)(b)             5.33         8/01/2013          1,751
                                                                                                                  ----------
                  OIL & GAS EXPLORATION & PRODUCTION (0.6%)
     2,000        Canadian Oil Sands Ltd., Notes (Canada)(b)                           5.80         8/15/2013          2,036
     5,000        EOG Resources Canada, Inc., Senior Notes (Canada)(b)                 4.75         3/15/2014          4,798

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2006 (UNAUDITED)

 PRINCIPAL                                                                                                            MARKET
    AMOUNT                                                                           COUPON                            VALUE
     (000)         SECURITY                                                            RATE          MATURITY          (000)
----------------------------------------------------------------------------------------------------------------------------

    $1,000         Nexen, Inc., Notes (Canada)                                         5.05%       11/20/2013     $      974
     2,000         RAS Laffan Liquefied Natural Gas Co. Ltd. II, Bonds,
                     Series A (Qatar)(b)                                               5.30         9/30/2020          1,951
                                                                                                                  ----------
                                                                                                                       9,759
                                                                                                                  ----------
                   OIL & GAS REFINING & MARKETING (0.2%)
     3,000         GS Caltex Corp., Notes (Korea)(b)                                   5.50        10/15/2015          2,985
                                                                                                                  ----------
                   PAPER PRODUCTS (0.0%)(q)
     1,000         Domtar, Inc., Notes (Canada)                                        5.38        12/01/2013            785
                                                                                                                  ----------
                   PROPERTY & CASUALTY INSURANCE (0.1%)
     1,145         Mantis Reef Ltd. II, Notes (Australia)(b)                           4.80        11/03/2009          1,115
                                                                                                                  ----------
                   REAL ESTATE INVESTMENT TRUSTS (0.1%)
     2,000         Westfield Capital Corp., Senior Notes (Australia)(b)                5.13        11/15/2014          1,952
                                                                                                                  ----------
                   REINSURANCE (0.8%)
     2,000         Endurance Specialty Holdings, Ltd., Senior Notes (Bermuda)          6.15        10/15/2015          2,028
     7,000         Montpelier Re Holdings Ltd., Senior Notes (Bermuda)                 6.13         8/15/2013          6,780
     3,000         Platinum Underwriters Finance, Inc., Guaranteed Notes,
                     Series B (Bermuda)                                                7.50         6/01/2017          3,069
     2,000         Stingray Pass-Through Trust, Pass-Through Certificates
                     (Cayman Islands)(b)                                               5.90         1/12/2015          1,959
                                                                                                                  ----------
                                                                                                                      13,836
                                                                                                                  ----------
                   Total Eurodollar and Yankee obligations (cost: $58,635)                                            57,782
                                                                                                                  ----------
                   ASSET-BACKED SECURITIES (1.1%)

                   AIRLINES (0.2%)
     1,471         Airport Airplanes, Pass-Through Certificates,
                      Series 1R, ClassA8, EETC                                         4.95(c)      3/15/2009          1,379
                   America West Airlines, Inc., Pass-Through Certificates,
       939            Series 1996-1, ClassA, EETC                                      6.85         7/02/2009            925
     1,825            Series 1999-1, ClassG, EETC (INS)                                7.93         1/02/2019          1,928
                                                                                                                  ----------
                                                                                                                       4,232
                                                                                                                  ----------
                   ASSET-BACKED FINANCING (0.9%)
     2,416         Aerco Ltd., Series 2A, Class A4(b)                                  5.09(c)      7/15/2025          2,308
     1,459         ARG Funding Corp., Subordinated Bonds, Series 2003-1A, Class C2     6.64         3/20/2007          1,459
     3,500         Bank One Issuance Trust, Notes, Series 2003, Class C-3              4.77         2/16/2016          3,362
     1,500         Capital One Multi-Asset Execution Trust, Series 2004-C1, Class C1   3.40        11/16/2009          1,477
     2,000         Chase Credit Card Owner Trust, Series 2002-5, Class A               4.67        10/15/2009          2,004
     3,000         Citibank Credit Card Issuance Trust, Series 2005-C5, Class C5       4.95        10/25/2010          2,976
     1,000         Permanent Financing plc, Notes, Series 8, Class 1B                  4.58(c)      6/10/2042          1,000
                                                                                                                  ----------
                                                                                                                      14,586
                                                                                                                  ----------
                   Total asset-backed securities (cost: $18,902)                                                      18,818
                                                                                                                  ----------
                   COMMERCIAL MORTGAGE SECURITIES (7.6%)

                   COMMERCIAL MORTGAGE-BACKED SECURITIES (7.5%) Banc of America
                   Commercial Mortgage Inc.,
     5,000            Series 2001 PB1, Class A2                                        5.79         5/11/2035          5,118
     3,873            Series 2000-2, Class A1                                          7.02         9/15/2032          3,999
                   Chase Commercial Mortgage Securities Corp.,
     5,000            Series 2000-2, Class A2                                          7.63         7/15/2032          5,460
     6,524            Series 2000-1, Class A2                                          7.76         4/15/2032          6,962

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2006 (UNAUDITED)

 PRINCIPAL                                                                                                            MARKET
    AMOUNT                                                                           COUPON                            VALUE
     (000)         SECURITY                                                            RATE          MATURITY          (000)
----------------------------------------------------------------------------------------------------------------------------
    $5,000         Commerce Mortgage Pass-Through Certificates,
                      Series 2004-LB2A, Class A2                                       3.60%        3/10/2039     $    4,800
     1,000         Commercial Mortgage Asset Trust, Series 1999-C1, Class A4           6.98         1/17/2032          1,096
                   Credit Suisse First Boston Mortgage Securities Corp.,
     2,131            Series 2001-CK6, Class A2                                        6.10         8/15/2036          2,165
     5,527            Series 2001-CK1, Class A3                                        6.38        12/18/2035          5,769
     5,000            Series 2000-C1, Class A2                                         7.55         4/15/2062          5,377
                   DLJ Commercial Mortgage Corp.,
     5,000            Series 1999-CG1, Class A1B                                       6.46         3/10/2032          5,169
     5,000            Series 1999-CG2, Class A1B                                       7.30         6/10/2032          5,302
     5,000         First Union National Bank Commercial Mortgage Trust,
                      Series 1999-C4, Class A2                                         7.39        12/15/2031          5,335
     3,000         G-Force, LLC, Series 2005-RR2, Class A2(b)                          5.16        12/25/2039          2,971
                   GE Capital Commercial Mortgage Corp.,
     5,155            Series 2001-3, Class A1                                          5.56         6/10/2038          5,195
     1,000            Series 2001-3, Class A2                                          6.07         6/10/2038          1,041
                   GMAC Commercial Mortgage Securities, Inc.,
     8,750            Series 2003-C3, Class A2(b)                                      4.22         4/10/2040          8,502
     7,000            Series 1999-C2, Class A2                                         6.95         9/15/2033          7,329
     1,000         GS Mortgage Securities Corp. II, Series 2001-GL3A, Class A2         6.45         8/05/2018          1,055
                   J.P. Morgan Chase Commercial Mortgage Securities Corp.,
       890            Series 2004-CBX, Class A1                                        3.18         1/12/2037            883
     1,000            Series 2005-CB12, Class A3A1                                     4.82         9/12/2037            979
     5,000         JP Morgan Commercial Mortgage Finance Corp.,
                      Series 1999-C8, Class A2                                         7.40         7/15/2031          5,270
                   LB-UBS Commercial Mortgage Trust,
     5,000            Series 2003-C1, Class A3                                         4.10         3/15/2027          4,752
     3,000            Series 2002-C4, Class A5                                         4.85         9/15/2031          2,933
     5,992            Series 2001-C2, Class A1                                         6.27         6/15/2020          6,133
                   Merrill Lynch Mortgage Investors, Inc.,
     2,000            Series 1998-C1, Class A2                                         6.48        11/15/2026          2,038
       962            Series 1999 C1, Class A2                                         7.56        11/15/2031          1,017
     4,762         Morgan Stanley Dean Witter Capital I, Series 2001-IQA, Class A3     5.72        12/18/2032          4,822
     5,000         Nomura Asset Securities Corp., Series 1998-D6, Class A1B            6.59         3/15/2030          5,140
     5,000         Paine Weber Mortgage Acceptance Corp.,
                      Series 1999-C1, Class A2                                         6.82         6/15/2032          5,185
     2,000         Prudential Mortgage Capital Funding, LLC,
                      Series 2001-ROCK, Class B(b)                                     6.76         5/10/2034          2,138
                   Wachovia Bank Commercial Mortgage Trust,
     1,000            Series 2005-C19, Class A5                                        4.66         5/15/2044            963
     2,000            Series 2005-C18, Class APB                                       4.81         4/15/2042          1,948
                                                                                                                  ----------
                                                                                                                     126,846
                                                                                                                  ----------
                   INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.1%)(d)
     9,250         Bear Stearns Commercial Mortgage Securities, Inc.,
                      Series 2004-ESA, Class X1 (acquired 6/17/2004; cost $538)(b,n)   2.06         5/14/2016            530
                                                                                                                  ----------
                   Total commercial mortgage securities (cost: $128,355)                                             127,376
                                                                                                                  ----------
                   U.S. GOVERNMENT AGENCY ISSUES (3.6%)(k)

                   ASSET-BACKED FINANCING (0.1%)
     2,535         U.S. Small Business Administration, Participation Certificates,
                      Series 2003-20 F                                                 4.07         6/01/2023          2,372
                                                                                                                  ----------
                   DEBENTURES (0.3%)
     5,000         Fannie Mae, CPI Floating Rate Notes(+)                              4.60(c)      2/17/2009          4,925
                                                                                                                  ----------
                   INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.1%)(d)
    43,751         Government National Mortgage Assn. I, Series 2003-59, Class XB      2.28         7/16/2010          1,585
                                                                                                                  ----------

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2006 (UNAUDITED)

 PRINCIPAL                                                                                                            MARKET
    AMOUNT                                                                           COUPON                            VALUE
     (000)         SECURITY                                                            RATE          MATURITY          (000)
----------------------------------------------------------------------------------------------------------------------------
                   COLLATERALIZED MORTGAGE OBLIGATIONS (0.4%)
    $4,223         Freddie Mac, Series 2389 VH(+)                                      6.00%       10/15/2018     $    4,246
                                                                                                                  ----------
                   Government National Mortgage Assn. I,
     2,000            Series 2003-50 PC                                                5.50         3/16/2032          1,991
       543            Series 2001-49 VB                                                7.00        11/16/2016            546
                                                                                                                  ----------
                                                                                                                       6,783
                                                                                                                  ----------
                   MORTGAGE-BACKED PASS-THROUGH SECURITIES (2.4%)
                   Fannie Mae(+),
     6,032            Pool 706349                                                      5.00         5/01/2033          5,884
       563            Pool 610989                                                      6.50        10/01/2016            579
     1,100            Pool 253180                                                      6.50         2/01/2030          1,132
       442            Pool 535164                                                      7.00         2/01/2030            458
       223            Pool 547483                                                      7.00         8/01/2030            231
                   Freddie Mac(+),
     4,225            Pool C79394                                                      5.50         4/01/2033          4,199
    11,405            Pool C01491                                                      6.00         2/01/2033         11,540
                   Government National Mortgage Assn. I,
     1,680            Pool 780860                                                      6.00         9/15/2028          1,718
     1,170            Pool 603869                                                      6.00         1/15/2033          1,195
       214            Pool 340945                                                      6.50         5/15/2023            224
       392            Pool 352106                                                      6.50         8/15/2023            409
       156            Pool 366762                                                      6.50         4/15/2024            163
       652            Pool 577423                                                      6.50         1/15/2032            680
     6,047            Pool 781496                                                      6.50         9/15/2032          6,304
     1,044            Pool 575469                                                      7.00        12/15/2031          1,091
     1,261            Pool 583624                                                      7.00         6/15/2032          1,318
        33            Pool 206743                                                      7.50         3/15/2017             35
       109            Pool 207904                                                      7.50         3/15/2017            115
        16            Pool 207950                                                      7.50         3/15/2017             17
        11            Pool 166093                                                      8.00         6/15/2016             12
         4            Pool 166108                                                      8.00         6/15/2016              5
        20            Pool 177786                                                      8.00         9/15/2016             21
        25            Pool 186000                                                      8.00        11/15/2016             26
        30            Pool 193968                                                      8.00        12/15/2016             32
        36            Pool 203822                                                      8.00         3/15/2017             38
         3            Pool 034140                                                      8.50         9/15/2009              3
         8            Pool 138007                                                      8.50         6/15/2016              9
         7            Pool 164021                                                      8.50         6/15/2016              7
        24            Pool 159980                                                      8.50         7/15/2016             26
         4            Pool 176311                                                      8.50         9/15/2016              5
         2            Pool 177247                                                      8.50         9/15/2016              1
        13            Pool 174005                                                      8.50        12/15/2016             14
        23            Pool 197279                                                      8.50        12/15/2016             25
         3            Pool 197400                                                      8.50         1/15/2017              3
        19            Pool 201986                                                      8.50         1/15/2017             21
        15            Pool 185270                                                      8.50         2/15/2017             16
         3            Pool 157116                                                      9.00         6/15/2016              3
         1            Pool 162801                                                      9.00         7/15/2016              1
         3            Pool 166282                                                      9.00         7/15/2016              4
         2            Pool 164502                                                      9.00         8/15/2016              2
         4            Pool 172663                                                      9.00         9/15/2016              5
         3            Pool 170810                                                      9.00        10/15/2016              3
        14            Pool 031433                                                      9.50         6/15/2009             15
         1            Pool 032271                                                      9.50         6/15/2009              1

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2006 (UNAUDITED)

 PRINCIPAL                                                                                                            MARKET
    AMOUNT                                                                           COUPON                            VALUE
     (000)         SECURITY                                                            RATE          MATURITY          (000)
----------------------------------------------------------------------------------------------------------------------------
                   Government National Mortgage Assn. I,
    $   19            Pool 034679                                                      9.50%        6/15/2009     $       20
         5            Pool 035052                                                      9.50         9/15/2009              5
         8            Pool 167971                                                      9.50         7/15/2016              9
        18            Pool 172771                                                      9.50         9/15/2016             20
         3            Pool 185417                                                      9.50        11/15/2016              3
        18            Pool 186335                                                      9.50        11/15/2016             20
         4            Pool 187909                                                      9.50        11/15/2016              4
        53            Pool 189802                                                      9.50         4/15/2017             58
        24            Pool 214646                                                      9.50         5/15/2017             26
         9            Pool 225137                                                      9.50         8/15/2017             10
        11            Pool 037733                                                     10.00        11/15/2009             11
         3            Pool 037889                                                     10.00        11/15/2009              3
        15            Pool 037888                                                     10.00        11/15/2009             16
        12            Pool 036897                                                     10.00        12/15/2009             13
         4            Pool 059731                                                     11.50         3/15/2013              4
                   Government National Mortgage Assn. II,
       964            Pool 781494                                                      6.50         8/20/2031            995
       490            Pool 002934                                                      7.50         6/20/2030            511
       117            Pool 003070                                                      7.50         4/20/2031            122
       449            Pool 002958                                                      8.00         8/20/2030            479
                                                                                                                  ----------
                                                                                                                      39,919
                                                                                                                  ----------
                   OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (0.3%)
     1,733         Perforadora Centrale S.A. de C.V. "A", Guaranteed Bond,
                      Series A, Title XI                                               5.24        12/15/2018          1,750
     3,810         Rowan Companies, Inc., Guaranteed Bond, Title XI                    2.80        10/20/2013          3,516
                                                                                                                  ----------
                                                                                                                       5,266
                                                                                                                  ----------
                   Total U.S. government agency issues (cost: $60,916)                                                60,850
                                                                                                                  ----------
                   U.S. TREASURY SECURITIES (3.6%)

                   BONDS & NOTES (3.4%)
     6,000         Bond 5.38%, 2/15/2031(h)                                                                            6,681
    10,000         Notes 4.25%, 8/15/2015(h)                                                                           9,744
    42,000         Notes 4.25%, 10/15/2010(h)                                                                         41,362
                                                                                                                  ----------
                                                                                                                      57,787
                                                                                                                  ----------
                   INFLATION-INDEXED NOTES (0.2%)(a)
     3,390         3.50%, 1/15/2011(h)                                                                                 3,642
                                                                                                                  ----------
                   Total U.S. Treasury securities (cost: $61,807)                                                     61,429
                                                                                                                  ----------
                   MUNICIPAL BONDS (0.4%)

                   CASINOS & GAMING (0.1%)
     2,000         Mashantucket (Western) Pequot Tribe, CT, Bonds(b)                   5.91         9/01/2021          1,950
                                                                                                                  ----------
                   COMMUNITY SERVICE (0.1%)
       650         Jicarilla Apache Nation, NM, RB                                     2.95        12/01/2006            639
                                                                                                                  ----------
                   HOSPITAL (0.1%)
     1,965         Rhode Island State Health & Education RB, Series C
                   (LOC - Citizens Bank of Rhode Island)                               3.60         9/15/2033(e)       1,912
                                                                                                                  ----------

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2006 (UNAUDITED)

 PRINCIPAL                                                                                                            MARKET
    AMOUNT                                                                           COUPON                            VALUE
     (000)         SECURITY                                                            RATE          MATURITY          (000)
----------------------------------------------------------------------------------------------------------------------------
                   MULTI-UTILITIES (0.1%)
    $2,074         California Maritime Infrastructure Auth. RB, Series 1999            6.63%       11/01/2009     $    2,107
                                                                                                                  ----------
                   Total municipal bonds (cost: $6,752)                                                                6,608
                                                                                                                  ----------
                   Total bonds (cost: $668,289)                                                                      661,916
                                                                                                                  ----------

                   MONEY MARKET INSTRUMENTS (2.4%)

                   VARIABLE-RATE DEMAND NOTES (0.2%)(p)
                   ------------------------------------
                   HEALTH CARE FACILITIES
     3,970         Louisiana Public Facilities Auth., RB, Series 2002D
                      (LOC - Hibernia National Bank)                                   5.25         7/01/2028          3,970
                                                                                                                  ----------

                   DISCOUNT NOTE (0.5%)
                   --------------------
     7,464         Federal Home Loan Bank(k,+)                                         4.30         3/01/2006          7,464
                                                                                                                  ----------

                   COMMERCIAL PAPER (0.5%)
                   -----------------------
                   PAPER PACKAGING
     8,426         Sonoco Products Co., Notes                                          4.61         3/01/2006          8,426
                                                                                                                  ----------

    NUMBER
 OF SHARES
----------
                   MONEY MARKET FUNDS (1.2%)
                   -------------------------
20,323,291         SSgA Prime Money Market Fund                                        4.41(i)              -         20,323
                                                                                                                  ----------
                   Total money market instruments (cost: $40,183)                                                     40,183
                                                                                                                  ----------
 PRINCIPAL
    AMOUNT
     (000)
----------
                  SHORT-TERM INVESTMENTS PURCHASED WITH CASH
                  COLLATERAL FROM SECURITIES LOANED (5.2%)(s)

                  CORPORATE OBLIGATIONS (4.0%)
                  ----------------------------
                  OTHER DIVERSIFIED FINANCIAL SERVICES

   $20,000        Canadian Imperial Bank of Commerce, Yankee CD (Canada)               4.73(c)      1/30/2007         20,030
    15,000        Five Finance Inc.(b)                                                 4.62(c)     12/01/2006         15,007
    10,000        Premier Asset Collection LLC                                         4.58         3/24/2006         10,000
    22,481        Tango Finance Corp., MTN                                             4.63        10/25/2006         22,492
                                                                                                                  ----------
                  Total corporate obligations (cost: $67,514)                                                         67,529
                                                                                                                  ----------

                  REPURCHASE AGREEMENTS (0.5%)(j)
                  ----------------------------
      4,000       Credit Suisse First Boston Corp., 4.56%, acquired on 2/28/2006 and due
                     3/01/2006 at $4,000 (collateralized by $4,220 of Freddie Mac Discount
                     Notes(k,+), 4.90%(l), due 10/23/2006; market value of $4,085)                                     4,000
      4,000       Lehman Brothers, Inc., 4.53%, acquired on 2/28/2006 and due 3/01/2006 at $4,000 (collateralized by $6,745 of Freddie Mac Discount Notes(k,+),
                     5.87%(l), due 11/15/2014; market value of $4,083)                                                 4,000
                                                                                                                  ----------
                                                                                                                       8,000
                                                                                                                  ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2006 (UNAUDITED)

 PRINCIPAL                                                                                                            MARKET
    AMOUNT                                                                           COUPON                            VALUE
     (000)         SECURITY                                                            RATE          MATURITY          (000)
----------------------------------------------------------------------------------------------------------------------------
                   COMMERCIAL PAPER (0.6%)
                   -----------------------
                   INVESTMENT BANKING & BROKERAGE
   $10,000         Goldman Sachs Group, Inc.(b)                                        4.59%(c)     5/25/2006     $   10,000
                                                                                                                  ----------

    NUMBER
 OF SHARES
----------
                    MONEY MARKET FUNDS (0.1%)
 2,283,354          AIM Short-Term Investment Co. Liquid Assets Portfolio              4.46(i)              -          2,284
    49,243          Merrill Lynch Premier Institutional Fund                           4.34(i)              -             49
                                                                                                                  ----------
                                                                                                                       2,333
                                                                                                                  ----------
                    Total short-term investments purchased with cash collateral
                       from securities loaned (cost: $87,846)                                                         87,862
                                                                                                                  ----------

                    TOTAL INVESTMENTS (COST: $1,589,411)                                                          $1,759,752
                                                                                                                  ==========

26

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Massachusetts business trust consisting of 10 separate funds. The information presented in this quarterly report pertains only to the USAA Cornerstone Strategy Fund (the Fund), which is classified as diversified under the 1940 Act.

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

             1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

             2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

             3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

             4. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

             5. Repurchase agreements are valued at cost, which approximates market value.

             6. Other debt securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2006 (UNAUDITED)

             7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

         B. As of February 28, 2006, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of February 28, 2006, were $186,793,000 and $16,452,000, respectively, resulting in net unrealized appreciation of $170,341,000.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,689,144,000 at February 28, 2006, and, in total, may not equal 100%.

         D. ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

         E. GDR - Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

         F. SPDR - Standard & Poor's depositary receipt, or "spider," is an exchange-traded fund based on either the S&P 500 Index or the S&P MidCap 400 Index, and is traded on the American Stock Exchange
             (AMEX).

         PORTFOLIO DESCRIPTION ABBREVIATIONS

         CPI    Consumer Price Index

         EETC   Enhanced Equipment Trust Certificate

         ESOP   Employee Stock Ownership Plan

         MTN    Medium-Term Note

         RB     Revenue Bond

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. A high-quality bank, insurance company, or other corporation, or a collateral trust may provide the enhancement.

         (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

         (NBGA) Principal and interest payments are guaranteed by a non-bank guarantee agreement from Sempra Energy.

         (INS) Principal and interest payments are insured by AMBAC Assurance Corp. The insurance does not guarantee the market value of the security.

28

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2006 (UNAUDITED)

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) U.S. Treasury inflation-indexed notes - designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

         (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

         (c) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at February 28, 2006.

         (d) Interest-only commercial mortgage-backed securities (IO CMBSs) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The interest rate disclosed is the purchase yield, which reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. IO CMBSs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. IO CMBSs are subject to recessionary default-related prepayments that may have a negative impact on yield.

         (e) Security has a mandatory put, which shortens its effective maturity date.

         (f) Eurodollar and Yankee obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions (Eurodollar obligations) as well as dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets (Yankee obligations).

         (g) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

         (h) The security or a portion thereof was out on loan as of February 28, 2006. The aggregate fair market value of the loaned portion of these securities as of February 28, 2006, was approximately $84,425,000.

         (i) Rate represents the money market fund annualized seven-day yield at February 28, 2006.

         (j) Repurchase agreements - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Collateral on repurchase

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2006 (UNAUDITED)

             agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

         (k) U.S. government agency issues - mortgage-backed securities issued by the Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (l) Zero-coupon security. Rate represents the effective yield at date of purchase.

         (m) Callable security expected to be called prior to maturity due to a scheduled change from a fixed to a floating interest rate, which is likely to be uneconomical to the issuer.

         (n) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The market value of these securities at February 28, 2006, was $530,000, which represented 0.1% of the Fund's net assets.

         (o) Put bonds - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature may shorten the effective maturity of the security.

         (p) Variable-rate demand notes (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

         (q) Represents less than 0.1% of net assets.

         (r) Security was fair valued at February 28, 2006, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.

         (s) The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

          * Non-income-producing security for the 12 months preceding February 28, 2006.

30

 N O T E S
==========----------------------------------------------------------------------

            --------------------------------------------------------------------

            --------------------------------------------------------------------

            --------------------------------------------------------------------

            --------------------------------------------------------------------

            --------------------------------------------------------------------

            --------------------------------------------------------------------

            --------------------------------------------------------------------

            --------------------------------------------------------------------

            --------------------------------------------------------------------

            --------------------------------------------------------------------

            --------------------------------------------------------------------

            --------------------------------------------------------------------

            --------------------------------------------------------------------

            --------------------------------------------------------------------

            --------------------------------------------------------------------

            --------------------------------------------------------------------

            --------------------------------------------------------------------

            --------------------------------------------------------------------

            --------------------------------------------------------------------

            --------------------------------------------------------------------

            --------------------------------------------------------------------

            --------------------------------------------------------------------

            --------------------------------------------------------------------

            --------------------------------------------------------------------

            --------------------------------------------------------------------

            --------------------------------------------------------------------

            --------------------------------------------------------------------

            --------------------------------------------------------------------

            --------------------------------------------------------------------

            --------------------------------------------------------------------

            --------------------------------------------------------------------

            --------------------------------------------------------------------

               TRUSTEES       Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

           CUSTODIAN AND      State Street Bank and Trust Company
        ACCOUNTING AGENT      P.O. Box 1713
                              Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 10:30 a.m. to 7 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

48470-0406                                   (C)2006, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In July 2005, disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Trust's Board in approving the Trust's advisory agreements. None of these changes are relevant to this Form N-Q.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.




ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA INVESTMENT TRUST (except Total Return Strategy Fund)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    APRIL 18, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    APRIL 18, 2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    APRIL 18, 2006
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.